Registration Nos. 2-34576
                                                         811-1940

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

Pre-Effective Amendment No.

Post-Effective Amendment No.          41                   X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940                                          X

Amendment No.      28                                       X


              SMITH BARNEY APPRECIATION FUND INC.
       (Exact name of Registrant as specified in Charter)

         388 Greenwich Street, New York, New York 10013
      (Address of principal executive offices) (Zip Code)

                    (212) 723-9218
      (Registrant's telephone number, including Area Code)

                       Christina T. Sydor
                           Secretary

              Smith Barney Appreciation Fund Inc.
                      388 Greenwich Street
                    New York, New York 10013
                          (22nd Floor)
            (Name and address of agent for service)

         Approximate Date of Proposed Public Offering:
    As soon as possible after this Post-Effective Amendment
                       becomes effective.

It is proposed that this filing will become effective:

      X          immediately  upon filing pursuant  to  Rule
485(b)
                 on ________ pursuant to Rule 485(b)
                 on                 pursuant to Rule 485(a)


The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1995 was filed on February 29, 1996 as Accession Number 89558-96-000001.

             CONTENTS OF REGISTRATION STATEMENT

Front Cover
Contents Page
Cross-Reference Sheet
Part  A -  Prospectus dated March 1, 1996 for Class A, Class
B, Class C and Class Y Shares
     Prospectus dated March 1, 1996 for Class Z Shares
Part B - Statement of Additional Information dated March  1,
1996
Part C - Other Information


            SMITH  BARNEY APPRECIATION FUND INC.

                           FORM N-1A

                     CROSS REFERENCE SHEET

                    PURSUANT TO RULE 495(a)

Part A.
Item No.                     Prospectus Caption

1. Cover Page                     Cover Page

2. Synopsis                       Prospectus Summary    (Not
applicable for Class
                             Z Prospectus)

3.   Condensed   Financial  Information            Financial
Highlights

4.  General  Description  of Registrant         Cover  Page;
Prospectus Summary    (Not
                                applicable   for   Class   Z
Prospectus)    ;
                             Investment Objective and
                             Management Policies; Additional
Information;
                             Annual Report

5.  Management  of the Fund              Management  of  the
Fund; Distributor
                                 (Not applicable for Class Z
Prospectus)    ;
                              Additional Information; Annual
Report

6.  Capital  Stock  and  Other  Securities        Investment
Objective and Management Policies;
                               Dividends, Distributions  and
Taxes;
                             Additional Information

7.  Purchase of Securities Being Offered           Valuation
of Shares; Purchase of Shares;
                              Exchange Privilege; Redemption
of Shares;
                                 Minimum    Account    Size;
Distributor;    ( In
                               Class   Z   Prospectus,   see
Purchase, Exchange and
                             Redemption of Shares)

8.  Redemption or Repurchase            Purchase of  Shares;
Redemption of Shares;
                               Exchange  Privilege;   (   In
Class Z Prospectus, see
                                Purchase,    Exchange    and
Redemption of Shares)

9. Legal Proceedings                   Not Applicable

Part B                            Statement of
Item No.                     Additional Information Caption

10. Cover                         Cover Page

11. Table of Contents                  Table of Contents

12.    General    Information                   Distributor;
Additional Information

13.   Investment  Objective  and  Policies        Investment
Objective and Management
                             Policies

14.  Management  of the Fund             Management  of  the
Fund; Distributor

15.  Control  Persons and Principal           Management  of
the Fund
     Holders of Securities

16.  Investment Advisory and Other Services   Management  of
the Fund; Distributor

17.   Brokerage   Allocation                      Investment
Objective and Management Policies

18.  Capital  Stock  and Other Securities       Purchase  of
Shares; Redemption of Shares;
                             Taxes

19.  Purchase, Redemption and Pricing of           Valuation
of Shares; Purchase of Shares;
       Securities   Being   Offered                 Exchange
Privilege; Redemption of Shares
                             Distributor

20. Tax Status                         Taxes

21. Underwriters                       Distributor

22.  Calculation  of  Performance  Data          Performance
Data;     (In Class Z Prospectus,
                             see Performance)

23.    Financial   Statements                      Financial
Statements
             SMITH BARNEY APPRECIATION FUND INC.

                           PART A

P R O S P E C T U S


SMITH BARNEY

Appreciation

   Fund Inc.




MARCH 1, 1996


PROSPECTUS BEGINS ON PAGE ONE






[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

SMITH BARNEY

Appreciation Fund Inc.

PROSPECTUS                                             MARCH
1, 1995


388 Greenwich Street
New York, New York 10013
(212) 723-9218

   Smith Barney Appreciation Fund Inc. (the "Fund") is a mutual fund which seeks long-term appreciation of shareholders' capital through investments primarily in equity securities.

   This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

   Additional information about the Fund is contained  in  a
Statement of Addi-
tional  Information  dated March  1,  1996,  as  amended  or supplemented from time to
time,  that is available upon request and without charge  by calling or writing
the  Fund at the telephone number or address set forth above or by contacting a
Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE  SECURITIES HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY
THE SECURITIES AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION  NOR
HAS THE SECURITIES
AND  EXCHANGE COMMISSION OR ANY STATE SECURITIES  COMMISSION
PASSED UPON THE
ACCURACY  OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY

Appreciation Fund Inc.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   14
-------------------------------------------------
VALUATION OF SHARES                            17
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             17
-------------------------------------------------
PURCHASE OF SHARES                             18
-------------------------------------------------
EXCHANGE PRIVILEGE                             29
-------------------------------------------------
REDEMPTION OF SHARES                           33
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           35
-------------------------------------------------
PERFORMANCE                                    36
-------------------------------------------------
MANAGEMENT OF THE FUND                         37
-------------------------------------------------
DISTRIBUTOR                                    38
-------------------------------------------------
ADDITIONAL INFORMATION                         39
-------------------------------------------------


    No person has been authorized to give any information or
to make any
 representations in connection with this offering other than those contained
  in  this  Prospectus  and, if given or  made,  such  other information or
  representations  must not be relied upon  as  having  been authorized by the
   Fund  or  the  distributor.  This  Prospectus  does   not
constitute an offer by the
  Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

SMITH BARNEY

Appreciation Fund Inc.

PROSPECTUS SUMMARY

The  following  summary  is qualified  in  its  entirety  by detailed information
appearing  elsewhere in this Prospectus and in the Statement of Additional
Information.  Cross  references  in  this  summary  are   to
headings in the Prospec-
tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified, management invest-ment company whose sole investment objective is to seek long-term appreciation of shareholders' capital through investments primarily in equity securities.
See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of
$5,000,000. In addition, a fifth Class, Class Z shares, which is offered pur-suant to a separate prospectus, is offered exclusively to
(a) tax-exempt
employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") and its affiliates and (b) unit investment trusts ("UITs") sponsored by Smith
Barney and its affiliates. See "Purchase of Shares" and "Redemption of
Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary -- Reduced or No Initial Sales Charge."

   Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the
Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

SMITH BARNEY

Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

   Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares -- Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within
12 months of purchase.

   Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

   In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates, shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative,
Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return can-not be predicted, however, there can be no assurance that this would be the case.

SMITH BARNEY

Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


   Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class
B shares, they do not have a conversion feature and therefore are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

   Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribu-tion fee. The maximum purchase amount for Class A shares is $4,999,999, Class B shares is $249,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.

   Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share pur-chases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all
Class A shares offered with a sales charge held in funds sponsored by Smith
Barney listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and
Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

   Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

   See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan spon-sors in the creation and operation of retirement plans under
Section 401(a)

SMITH BARNEY

Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

of  the  Internal  Revenue Code of  1986,  as  amended  (the
"Code"), as well as other
types of participant directed, tax-qualified employee benefit plans (collec-tively, "Participating Plans"). Class A, Class B, Class C and Class Y shares are available as investment alternatives for Participating Plans. See "Purchase of Shares -- Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor,
Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor Services Group, Inc.
(the "Transfer Agent"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes through the Systematic Investment Plan described below is $50. There is no minimum investment requirement in Class A shares for unitholders who invest distributions from a unit investment trust
("UIT") sponsored by Smith Barney. See "Purchase of Shares."


SYSTEMATIC  INVESTMENT PLAN The Fund offers  shareholders  a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See "Pur-chase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE FUND Smith Barney Mutual Funds Management Inc. ("SBMFM") serves as the Fund's investment adviser and administrator. SBMFM (formerly known as Smith, Barney Advisers, Inc.) is a wholly owned subsidiary of Smith
Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidi

SMITH BARNEY

Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

ary  of  Travelers Group Inc. ("Travelers"),  a  diversified financial services
holding   company   engaged,   through   its   subsidiaries,
principally in four business
segments:  Investment Services, Consumer  Finance  Services,
Life Insurance Serv-
ices  and  Property  &  Casualty  Insurance  Services.   See
"Management of Fund."

EXCHANGE  PRIVILEGE Shares of a Class may be  exchanged  for shares of the same
Class of certain Smith Barney Mutual Funds at the respective net asset values
next   determined,   plus   any  applicable   sales   charge
differential. See "Exchange
Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of
Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually.
See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK  FACTORS  AND SPECIAL CONSIDERATIONS There  can  be  no
assurance that the
Fund's  investment objective will be achieved. The value  of the Fund's invest-
ments  will  fluctuate in response to changes in market  and economic conditions,
as  well as the financial condition and prospects of issuers in which the Fund
invests.  The Fund may invest in foreign securities,  though management intends
to  limit  such  investments to 10% of  the  Fund's  assets.
Foreign investments may
include  additional risks associated with currency  exchange rates, less complete
financial  information  about  individual  companies,   less
market liquidity and
political   instability.  See  "Investment   Objective   and
Management Policies."

SMITH BARNEY

Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operat-ing expenses for its most recent fiscal year:

                                               CLASS A CLASS
B CLASS C CLASS Y
------------------------------------------------------------
------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       5.00%   None
None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
         is   lower)                                   None*
5.00%   1.00%   None
------------------------------------------------------------
------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
       Management   fees                               0.62%
0.62%   0.62%   0.62%
    12b-1 fees**                                0.25    1.00
1.00    None
    Other expenses***                           0.15    0.15
0.15    0.15
------------------------------------------------------------
------------------
    TOTAL  FUND  OPERATING  EXPENSES                   1.02%
1.77%   1.77%   0.77%
------------------------------------------------------------
------------------

   * Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
  ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted  by  the National Association  of  Securities
Dealers, Inc.

*** For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by the Class A shares because there were no Class Y shares outstanding as of December 31, 1995.

  The sales charge and CDSC set forth in the above table are the maximum
charges  imposed on purchases or redemptions of Fund  shares and investors
may  actually  pay  lower or no charges,  depending  on  the amount purchased and, in
the case of Class B, Class C and certain Class A shares, the length of time the
shares are held and whether the shares are held through  the
Smith Barney 401(k)
Program.  See  "Purchase  of  Shares"  and  "Redemption   of
Shares." Smith Barney
receives  an annual 12b-1 service fee of 0.25% of the  value of average daily net
assets  of Class A shares. Smith Barney also receives,  with respect to Class B
and  Class  C  shares, an annual 12b-1 fee of 1.00%  of  the value of average daily
net assets of each respective Class, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

SMITH BARNEY

Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


 EXAMPLE

  The following example is intended to assist an investor in understanding the
various  costs  that  an  investor in  the  Fund  will  bear directly or indirectly.
The  example  assumes  payment  by  the  Fund  of  operating expenses at the levels set
forth   in  the  table  above.  See  "Purchase  of  Shares,"
"Redemption of Shares" and
"Management of the Fund."

                                              1 YEAR 3 YEARS
5 YEARS 10 YEARS*
------------------------------------------------------------
-----------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and
  (2) redemption at the end of each time
  period:
     Class  A                                   $60      $81
$104     $169
     Class B                                     68       86
106      189
     Class C                                     28       56
96      208
     Class Y                                      8       25
43       95
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
     Class  A                                   $60      $81
$104     $169
     Class B                                     18       56
96      189
     Class C                                     18       56
96      208
     Class Y                                      8       25
43       95
------------------------------------------------------------
-----------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

   The  example  also provides a means for the  investor  to
compare expense levels
of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-
TION  OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY  BE
GREATER OR LESS THAN
THOSE SHOWN.

SMITH BARNEY

Appreciation Fund Inc.

FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended December
31, 1995 has been
audited  by  KPMG  Peat  Marwick LLP, independent  auditors, whose report thereon
appears in the Fund's Annual Report dated December 31, 1995.
The information
for  the  fiscal  years  ended  December  31,  1986  through
December 31, 1994 has
been audited by Coopers & Lybrand L.L.P. The information set out below should
be  read  in  conjunction with the financial statements  and related notes that
also   appear  in  the  Fund's  Annual  Report,   which   is
incorporated by reference
into the Statement of Additional Information. As of December
31, 1995, no
Class Y shares were outstanding and, accordingly, no comparable information is available at this time for that Class.


FOR  A  SHARE  OF  EACH CLASS OF CAPITAL  STOCK  OUTSTANDING
THROUGHOUT EACH YEAR:

CLASS     A                         1995(1)             1994
1993(1)        1992        1991
------------------------------------------------------------
---------------------------
NET ASSET VALUE,
BEGINNING    OF    YEAR               $10.15          $11.01
$10.66      $10.26       $8.30
------------------------------------------------------------
---------------------------
INCOME (LOSS) FROM
OPERATIONS:
    Net   investment   income            0.20           0.16
0.15        0.18        0.18
 Net realized and
    unrealized   gain/(loss)           2.75           (0.24)
0.72        0.46        2.05
------------------------------------------------------------
---------------------------
Total Income (Loss) From
Operations                           2.95             (0.08)
0.87        0.64        2.23
------------------------------------------------------------
---------------------------
LESS DISTRIBUTION FROM:
   Net   investment   income           (0.20)         (0.18)
(0.16)      (0.15)      (0.20)
   Net   realized   gains              (1.00)         (0.60)
(0.36)      (0.09)      (0.07)
------------------------------------------------------------
---------------------------
Total     Distributions               (1.20)          (0.78)
(0.52)      (0.24)      (0.27)
------------------------------------------------------------
---------------------------
NET ASSET VALUE, END OF
YEAR                                $11.90            $10.15
$11.01      $10.66      $10.26
------------------------------------------------------------
---------------------------
TOTAL    RETURN+                     29.26%          (0.77)%
8.13%       6.29%      26.94%
------------------------------------------------------------
---------------------------
NET ASSETS, END OF YEAR
(000S)                          $1,932,573        $1,689,268
$1,579,248  $1,712,411  $1,752,884
------------------------------------------------------------
---------------------------
RATIOS TO AVERAGE NET
ASSETS:
     Expenses                          1.02%           1.02%
1.03%       0.88%       0.80%
    Net   investment   income              1.71         1.61
1.35        1.58        2.20
------------------------------------------------------------
---------------------------
PORTFOLIO   TURNOVER   RATE              57%             52%
52%         21%        19%
------------------------------------------------------------
---------------------------
AVERAGE COMMISSIONS PAID
ON
EQUITY SECURITY
TRANSACTIONS(2)                     $0.06                 --
--          --          --
------------------------------------------------------------
---------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.

(2) New SEC disclosure guidelines require that the average commission per share be calculated for the current year only.

  ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

SMITH BARNEY

Appreciation Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR  A  SHARE  OF  EACH CLASS OF CAPITAL  STOCK  OUTSTANDING
THROUGHOUT EACH YEAR:

                                 1990         1989      1988
1987      1986
------------------------------------------------------------
--------------------
NET ASSET VALUE,
BEGINNING OF YEAR              $8.66        $7.04      $6.49
$6.54     $5.82
------------------------------------------------------------
--------------------
INCOME (LOSS) FROM
OPERATIONS:
  Net investment income          0.23         0.18      0.18
0.14      0.12
 Net realized and
  unrealized gain/(loss)        (0.26)        1.90      0.69
0.32      1.01
------------------------------------------------------------
--------------------
Total Income (Loss) From
Operations                     (0.03)        2.08       0.87
0.46      1.13
------------------------------------------------------------
--------------------
LESS DISTRIBUTION FROM:
 Net investment income         (0.25)       (0.24)    (0.19)
(0.26)       --
 Net realized gains            (0.08)       (0.22)    (0.13)
(0.25)    (0.41)
------------------------------------------------------------
--------------------
Total Distributions            (0.33)       (0.46)    (0.32)
(0.51)    (0.41)
------------------------------------------------------------
--------------------
NET ASSET VALUE, END OF
YEAR                            $8.30        $8.66     $7.04
$6.49     $6.54
------------------------------------------------------------
--------------------
TOTAL RETURN+                  (0.27)%      29.55%    13.45%
6.95%    19.93%
------------------------------------------------------------
--------------------
NET ASSETS, END OF YEAR
(000S)                     $1,103,293   $1,000,433  $491,397
$431,092  $315,804
------------------------------------------------------------
--------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                       0.80%        0.90%     0.90%
0.90%     1.00%
 Net investment income          2.90%        3.20%     2.70%
2.20%     2.10%
------------------------------------------------------------
--------------------
PORTFOLIO TURNOVER RATE           30%          24%       25%
26%       30%
------------------------------------------------------------
--------------------

SMITH BARNEY

Appreciation Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR  A  SHARE  OF CAPITAL STOCK OUTSTANDING THROUGHOUT  EACH
YEAR:

CLASS   B   SHARES                       1995(1)        1994
1993(1)    1992(1)(2)
------------------------------------------------------------
--------------------
NET ASSET VALUE, BEGINNING OF
YEAR                                $   10.14  $   11.00   $
10.65  $    10.55
------------------------------------------------------------
--------------------
INCOME (LOSS) FROM OPERATIONS:
   Net   investment  income                  0.11       0.13
0.06        0.01
 Net realized and unrealized gain
   (loss)                                  2.74       (0.29)
0.73        0.34
------------------------------------------------------------
--------------------
Total Income (Loss) From
Operations                                2.85        (0.16)
0.79        0.35
------------------------------------------------------------
--------------------
LESS DISTRIBUTIONS FROM:
   Net  investment  income                 (0.11)     (0.10)
(0.08)      (0.16)
   Net  realized  gains                    (1.00)     (0.60)
(0.36)      (0.09)
------------------------------------------------------------
--------------------
Total   Distributions                     (1.11)      (0.70)
(0.44)      (0.25)
------------------------------------------------------------
--------------------
NET  ASSET  VALUE,  END  OF  YEAR          $11.88     $10.14
$11.00      $10.65
------------------------------------------------------------
--------------------
TOTAL   RETURN                            28.29%     (1.53)%
7.38%       3.28%++
------------------------------------------------------------
--------------------
NET  ASSETS,  END  OF  YEAR  (IN 000S)   $988,069   $761,000
$1,285,966  $1,122,249
------------------------------------------------------------
--------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                1.77%       1.80%
1.83%       1.82%+
   Net   investment  income                  0.96       0.83
0.56        0.64+
------------------------------------------------------------
--------------------
PORTFOLIO  TURNOVER  RATE                    57%         52%
52%         21%
------------------------------------------------------------
--------------------
AVERAGE COMMISSIONS PAID ON
    EQUITY   SECURITY  TRANSACTIONS(3)      $0.06         --
--          --
------------------------------------------------------------
--------------------

  (1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.

  (2) For the period from November 6, 1992 (inception date) to December 31,
     1992.

  (3) New SEC disclosure guidelines require that the average commissions per share be calculated for the current year only.

  ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

SMITH BARNEY

Appreciation Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR  A  SHARE  OF  EACH CLASS OF CAPITAL  STOCK  OUTSTANDING
THROUGHOUT EACH YEAR:

CLASS  C  SHARES                             1995(1)    1994
1993(1)(2)
------------------------------------------------------------
-----------
NET  ASSET  VALUE, BEGINNING OF YEAR        $ 10.14   $11.00
$10.99
------------------------------------------------------------
-----------
INCOME (LOSS) FROM OPERATIONS:
  Net  investment income                       0.11     0.10
0.07
  Net  realized and unrealized gain (loss)     2.74   (0.25)
0.38
------------------------------------------------------------
-----------
Total  Income (Loss) From Operations          2.85    (0.15)
0.45
------------------------------------------------------------
-----------
LESS DISTRIBUTIONS FROM:
  Net  investment income                      (0.11)  (0.11)
(0.08)
  Distributions from net investment income   (1.00)   (0.60)
(0.36)
------------------------------------------------------------
-----------
Total  Distributions                         (1.11)   (0.71)
(0.44)
------------------------------------------------------------
-----------
NET  ASSET  VALUE, END OF YEAR               $11.88   $10.14
$11.00
------------------------------------------------------------
-----------
TOTAL  RETURN                                28.29%  (1.41)%
4.09%++
------------------------------------------------------------
-----------
NET  ASSET,  END OF YEAR (000S)             $14,653   $5,040
$2,214
------------------------------------------------------------
-----------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                    1.77%    1.66%
1.68%+
  Net  investment income                       0.96     0.98
0.71+
------------------------------------------------------------
-----------
PORTFOLIO TURNOVER RATE                         57%      52%
52%
------------------------------------------------------------
-----------
AVERAGE COMMISSIONS PAID ON
   EQUITY  SECURITY TRANSACTIONS(3)           $0.06       --
--
------------------------------------------------------------
-----------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.

(2) For the period from February 4, 1993 (inception date) to
December 31,
    1993.

(3) New SEC disclosure guidelines require that average commissions per share be calculated for current year only.

  ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

SMITH BARNEY

Appreciation Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


    The   Fund's  sole  investment  objective  is  long-term
appreciation of sharehold-
ers' capital through investments primarily in equity securities. This invest-ment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the
Fund's investment objective will be achieved.

   The Fund attempts to achieve its investment objective  by
investing primarily
in equity securities (consisting of common stocks, preferred stocks, warrants,
rights and securities convertible into common stocks)  which are believed to
afford attractive opportunities for investment appreciation.
The core holdings
of  the  Fund  are blue chip companies that are dominant  in their industries. At
the  same  time, the Fund may hold securities  of  companies with prospects of sus-
tained  earnings  growth and/or companies  with  a  cyclical earnings record if it
is felt these offer attractive investment opportunities. For example, the Fund
may invest in the securities of companies whose earnings are expected to
increase,  companies whose securities prices are lower  than are believed justi-
fied  in  relation  to their underlying  assets  or  earning power, or companies in
which  changes are anticipated that would result in improved operations or prof-
itability. Typically, the Fund invests in middle- and larger-
sized companies,
though  it does invest in smaller companies whose securities may reasonably be
expected  to appreciate. The Fund's investments  are  spread broadly among differ-
ent  industries.  The Fund may hold issues traded  over-the-
counter as well as
those listed on one or more national exchanges, and the Fund may make invest-
ments  in  foreign securities though management  intends  to limit such investments
to  10%  of  the Fund's assets. In analyzing securities  for investment, SBMFM con-
siders   many  different  factors,  including  past   growth
records, management capa-
bility,   future   earnings  prospects   and   technological
innovation, as well as gen-
eral  market  and economic factors which can  influence  the price of securities.
While   SBMFM  considers  dividend  potential  in  selecting
investments, current
income for distribution to shareholders is secondary to the Fund's principal objective of long-term capital appreciation. The value of the Fund's invest-ments, and thus the net asset value of the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Fund invests.

  Under normal market conditions, the majority of the Fund's portfolio consists of common stocks, but it also may contain other equity securities as described above, as well as short-term money market instruments for cash management pur-poses. When SBMFM believes that market conditions warrant, the Fund may adopt a temporary defensive investment posture, and invest in debt

SMITH BARNEY

Appreciation Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

obligations, increase its investment in short-term money market instruments, or engage in repurchase agreement transactions with respect to the securities it is authorized to hold (as described below).

   Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional
Information.

 INVESTMENT AND STRATEGIES

   Lending  of Portfolio Securities. From time to time,  the
Fund may lend its
portfolio securities to brokers, dealers and other financial organizations.
These  loans  may  not exceed 33 1/3% of  the  Fund's  total assets taken at value.
Loans   of  portfolio  securities  by  the  Fund   will   be
collateralized by cash, let-
ters   of  credit  or  obligations  of  the  United   States
government or its agencies
and  instrumentalities ("U.S. government securities")  which are maintained at
all times in an amount equal to at least 100% of the current market value of
the  loaned securities. By lending its portfolio securities, the Fund will seek
to  generate income by continuing to receive interest on the loaned securities,
by  investing the cash collateral in short-term  instruments or by obtaining
yield in the form of interest paid by the borrower when U.S.
government securi-
ties  are used as collateral. The risks in lending portfolio securities, as with
other  extensions  of  secured credit, consist  of  possible delays in receiving
additional  collateral or in the recovery of the  securities or possible loss of
rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.

   Short-Term  Investments. As noted  above,  the  Fund  may
invest in short-term
money market instruments, such as: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (in-cluding their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan asso-ciations and similar institutions; high grade commercial paper; and repurchase agreements with respect to such instruments.

  Repurchase Agreements. The Fund will enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying obligation for a relatively short period (usu-

SMITH BARNEY

Appreciation Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

ally not more than one week) subject to an obligation of the seller to repur-
chase,  and the Fund to resell, the obligation at an agreed-
upon price and
time,  thereby  determining  the  yield  during  the  Fund's holding period. This
arrangement  results in a fixed rate of return that  is  not subject to market
fluctuations  during  the  Fund's  holding  period.  Further information on repur-
chase   agreements  and  the  risks  associated  with   such
investments appears in the
Statement of Additional Information.

   Portfolio Transactions and Turnover. Portfolio securities transactions on behalf of the Fund are placed by SBMFM with a number of brokers and dealers, including Smith Barney Inc. ("Smith Barney"). Smith Barney has advised the
Fund that in transactions with the Fund, Smith Barney charges a commission rate at least as favorable as the rate that Smith Barney charges its compara-ble unaffiliated customers in similar transactions.

   The Fund generally does not engage in short-term trading but intends to pur-chase securities for long-term capital appreciation. While the Fund's portfo-lio turnover rate has in the past exceeded 100%, the Fund's annual portfolio turnover rate is not expected to exceed 100%.

   Foreign Securities. The Fund may invest in securities  of
non-U.S. issuers in
the  form of American Depositary Receipts ("ADRs"), European
Depositary
Receipts   ("EDRs")   or  similar  securities   representing
interests in the common
stock  of  foreign issuers. Management intends to limit  the
Fund's investment in
these  types  of  securities, together with other  types  of foreign securities, to
10%  of  the Fund's net assets. ADRs are receipts, typically issued by a U.S.
bank   or   trust  company,  which  evidence  ownership   of
underlying securities
issued by a foreign corporation. EDRs are receipts issued in
Europe which evi-
dence  a similar ownership arrangement. Generally, ADRs,  in registered form,
are designed for use in the U.S. securities markets and EDRs are designed for
use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

   Investments in foreign securities incur higher costs than
investments in
U.S. securities, including higher costs in making securities transactions as
well  as  foreign  government taxes  which  may  reduce  the investment return of the
Fund.   In   addition,  foreign  investments   may   include
additional risks associated
with   currency  exchange  rates,  less  complete  financial
information about indi-
vidual   companies,  less  market  liquidity  and  political
instability.

SMITH BARNEY

Appreciation Fund Inc.

VALUATION OF SHARES

   The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

   Generally,  the Fund's investments are valued  at  market
value or, in the
absence of a market value with respect to any securities, at fair value as
determined by or under the direction of the Fund's Board  of
Directors. Short-
term  investments that mature in 60 days or less are  valued at amortized cost
whenever  the  Fund's  Board  of Directors  determines  that amortized cost is the
fair value of those instruments. Further information regarding the Fund's valu-ation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

   The Fund's policy is to distribute substantially all its net investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

   If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4.00% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution, shortly before December 31 in each year, of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax. The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applica-ble to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

SMITH BARNEY

Appreciation Fund Inc.

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)


 TAXES

   The Fund has qualified and intends to continue to qualify
each year as a reg-
ulated  investment  company under the Code.  Dividends  paid from net investment
income  and distributions of net realized short-term capital gains are taxable
to  shareholders as ordinary income, regardless of how  long shareholders have
held  their  Fund  shares  and whether  such  dividends  and distributions are
received  in  cash or reinvested in additional Fund  shares.
Distributions of net
realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional
Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

   Statements as to the tax status of each shareholder's dividends and distribu-tions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their own tax advisors about the status of the Fund's dividends and distributions for state and local tax liabilities.

PURCHASE OF SHARES


 GENERAL

  The Fund offers the general public four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or
CDSC and are available only to investors investing a minimum of $5,000,000 (ex-
cept for purchases of Class Y shares by Smith Barney Concert Series Inc., for which there is no minimum purchase amount). Class Z shares are offered without a sales charge, CDSC, or service or distribution fee, exclusively to: (a) tax-exempt employee benefit and retirement plans of Smith Barney and its affiliates and (b) certain UITs sponsored by Smith Barney and its affiliates. Investors meet

SMITH BARNEY

Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)

ing either of these criteria who are interested in acquiring Class Z shares should contact a Smith Barney Financial Consultant for a Class Z Shares Pro-spectus. See "Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to pur-chase.

   Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through the Transfer Agent. When pur-chasing shares of the Fund, investors must specify whether the purchase is for
Class A, Class B, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

   Investors in Class A, Class B and Class C shares may open
an account by mak-
ing  an  initial  investment of at  least  $1,000  for  each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000.

  Subsequent investments of at least $50 may be made for all
Classes. For par-
ticipants  in  retirement  plans  qualified  under   Section
403(b)(7) or Section
401(a)   of   the  Code,  the  minimum  initial   investment
requirement for Class A,
Class  B  and  Class C shares and the subsequent  investment requirement for all
Classes  in  the  Fund  is $25. For  the  Fund's  Systematic
Investment Plan, the min-
imum initial investment requirement for Class A, Class B and
Class C shares and
the  subsequent  investment requirement for all  Classes  is
$50. There are no min-
imum   investment  requirements  for  Class  A  shares   for
employees of Travelers and
its  subsidiaries, including Smith Barney, Directors of  the
Fund and their
spouses and children and unitholders who invest distributions from a UIT spon-sored by Smith Barney. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Transfer Agent. Share certificates are issued only upon a share-holder's written request to the Transfer Agent.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is

SMITH BARNEY

Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)

received by the Fund or Smith Barney prior to Smith Barney's close of business
(the  "trade  date").  For  shares purchased  through  Smith
Barney or Introducing
Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

   Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized, through preauthorized transfers of $50 or more, to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the sharehold-er's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer
Agent. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Bar-ney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

   The sales charges applicable to purchases of Class A shares of the Fund are as follows:


DEALERS
                         SALES CHARGE AS % SALES CHARGE AS %
REALLOWANCE AS %
   AMOUNT  OF  INVESTMENT    OF  OFFERING  PRICE  OF  AMOUNT
INVESTED OF OFFERING PRICE
------------------------------------------------------------
-------------------
   Less  than  $25,000             5.00%               5.26%
4.50%
   $  25,000  -  $ 49,999           4.00                4.17
3.60
   $  50,000  -  $ 99,999           3.50                3.63
3.15
    $100,000  -  $249,999           3.00                3.09
2.70
    $250,000  -  $499,999           2.00                2.04
1.80
    $500,000  and  over                *                   *
*
------------------------------------------------------------
-------------------

* Purchases of Class A shares, which when combined with current holdings of
  Class A shares offered with a sales charge equal or exceed
$500,000 in the
   aggregate, will be made at net asset value without any initial sales charge but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived.  See  "Deferred  Sales Charge  Alternatives"  and
"Waivers of CDSC."

SMITH BARNEY

Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)


   Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

   The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchases with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege."

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales
charge in the following circumstances: (a) sales of Class  A shares to Board
Members  of  any  of  the  Smith  Barney  Mutual  Funds  and
employees of Travelers and
its  subsidiaries and employees of members of  the  National
Association of Secu-
rities  Dealers, Inc., or the spouses and children  of  such persons (including
the surviving spouse of a deceased Board Member or employee, and retired Board
Members  or  employees),  or sales to  any  trust,  pension, profit-sharing or other
benefit  plan for such persons provided such sales are  made upon the assurance
of  the  purchaser that the purchase is made for  investment purposes and that the
securities will not be re-sold except through redemption  or repurchase; (b)
offers of Class A shares to any other investment company  in connection with the
combination  of  such  company  with  the  Fund  by  merger, acquisition of assets or
otherwise; (c) purchases of Class A shares by any client  of a newly employed
Smith Barney Financial Consultant (for a period up to 90 days from the com-mencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial
Consultant's prior employer, (ii) was sold to the client by the Financial Con-sultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Smith Barney
Mutual Fund that is offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory sub-sidiaries of Travelers; and (f) investments of distributions from a UIT spon-sored by Smith Barney. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

SMITH BARNEY

Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)


 RIGHT OF ACCUMULATION

   Class  A  shares  of the Fund may be  purchased  by  "any
person" (as defined
above)  at  a  reduced sales charge or at  net  asset  value determined by aggregat-
ing  the dollar amount of the new purchase and the total net asset value of all
Class  A shares of the Fund and of funds sponsored by  Smith
Barney which are
offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

   Upon  completion of certain automated systems, a  reduced
sales charge or pur-
chase at net asset value will also be available to employees
(and partners) of
the  same  employer  purchasing as a  group,  provided  each participant makes the
minimum  initial  investment  required.  The  sales   charge
applicable to purchases
by  each  member of such a group will be determined  by  the table set forth above
under  "Initial Sales Charge Alternative -- Class A Shares,"
and will be based
upon  the  aggregate sales of Class A shares  of  the  Smith
Barney Mutual Funds
offered  with a sales charge to, and share holdings of,  all members of the
group. To be eligible for such reduced sales charges  or  to purchase at net
asset  value, all purchases must be pursuant to an employer-
or partnership-
sanctioned  plan  meeting  certain  requirements.  One  such requirement is that the
plan must be open to specified partners or employees of  the employer and its
subsidiaries, if any. Such plan may, but is not required to, provide for pay-
roll  deductions, IRAs or investments pursuant to retirement plans under Sec-
tions 401 or 408 of the Code. Smith Barney may also offer  a reduced sales
charge  or net asset value purchase for aggregating  related fiduciary accounts
under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a quali-fied group may also purchase Class A shares at the reduced sales charge appli-cable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been pre-viously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distribut-

SMITH BARNEY

Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)

ing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the mem-bers, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

   Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney
Financial Consultant or the Transfer Agent to obtain a Letter of Intent appli-cation.

   Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or the Transfer Agent for further informa-tion.

SMITH BARNEY

Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)


 DEFERRED SALES CHARGE ALTERNATIVES

   "CDSC  Shares"  are  sold at the  net  asset  value  next
determined without an
initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. CDSC Shares are: (a) Class B shares;
(b) Class C shares; and (c) Class A shares which, when combined with Class A shares offered with a sales charge currently held by an investor, equal or exceed $500,000 in the aggregate.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of
Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of
Shares -- Smith Barney 401(k) Program."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

   Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject

SMITH BARNEY

Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)

to  any  distribution fees. There also will be converted  at that time such pro-
portion  of Class B Dividend Shares owned by the shareholder as the total number
of his or her Class B shares converting at the time bears to the total number
of  outstanding Class B shares (other than Class B  Dividend
Shares) owned by the
shareholder. Shareholders who held Class B shares  of  Smith
Barney Shearson
Short-Term  World Income Fund (the "Short-Term World  Income
Fund") on July 15,
1994 and who subsequently exchange those shares for Class  B shares of the Fund
will be offered the opportunity to exchange all such Class B shares for Class A
shares of the Fund four years after the date on which  those shares were deemed
to  have been purchased. Holders of such Class B shares will be notified of the
pending exchange in writing approximately 30 days before the fourth anniversary
of  the  purchase  date and, unless the  exchange  has  been rejected in writing, the
exchange will occur on or about the fourth anniversary date.
See "Prospectus
Summary -- Alternative Purchase Arrangements -- Class B Shares Conversion Fea-ture." The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were ini-tially acquired in one of the other applicable Smith Barney Mutual Funds, and
Fund shares being redeemed will be considered to represent, as applicable, cap-ital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount real-ized on redemption. The amount of any CDSC will be paid to Smith Barney.

   To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

   The  CDSC will be waived on: (a) exchanges (see "Exchange
Privilege"); (b) au-
tomatic cash withdrawals in amounts equal to or less than 1.00% per

SMITH BARNEY

Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)

month  of the value of the shareholder's shares at the  time the withdrawal plan
commences  (see "Automatic Cash Withdrawal Plan") (provided, however, that auto-
matic  cash  withdrawals in amounts equal to  or  less  than
2.00% per month of the
value  of  the  shareholder's shares will be  permitted  for withdrawal plans that
were established prior to November 7, 1994); (c) redemptions of shares within
12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

   CDSC waivers will be granted subject to confirmation  (by
Smith Barney in the
case of shareholders who are also Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM

   Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code. To the extent appli-cable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

   The Fund offers to Participating Plans Class A, Class  B,
Class C and Class Y
shares  as  investment alternatives under the  Smith  Barney
401(k) Program.
Class  A,  Class B and Class C shares acquired  through  the
Smith Barney 401(k)
Program  are subject to the same service and/or distribution fees as, but dif-
ferent  sales charge and CDSC schedules than, the  Class  A,
Class B and Class C
shares acquired by other investors. Similar to those available to other invest-ors, Class Y shares acquired through the Smith Barney 401(k) Program are not subject to any initial sales charge, CDSC or service or distribution fee. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

SMITH BARNEY

Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)

   Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999  of Class A shares of one or more  of  the  Smith
Barney Mutual Funds.
Class  A  shares  acquired through the Smith  Barney  401(k)
Program after November
7, 1994 are subject to a CDSC of 1.00% of redemption proceeds if the Partici-pating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

   Class B Shares. Class B shares of the Fund are offered to
any Participating
Plan that purchases less than $250,000 of one or more of the
Smith Barney
Mutual  Funds.  Class B shares acquired  through  the  Smith
Barney 401(k) Program
are subject to a CDSC of 3.00% of redemption proceeds if the
Participating Plan
terminates  within eight years of the date the Participating
Plan first enrolled
in  the  Smith Barney 401(k) Program. Eight years after  the date the Participat-
ing  Plan  enrolled in the Smith Barney 401(k)  Program,  it will be offered the
opportunity to exchange all of its Class B shares for  Class
A shares of the
Fund. Such Plans will be notified of the pending exchange in writing approxi-
mately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating
Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as
Class B shares held by other investors. See "Purchase of Shares -- Deferred
Sales Charge Alternatives."

   Class C Shares. Class C shares of the Fund are offered to any Participating
Plan  that invests from $250,000 to $499,999 in one or  more
Smith Barney Mutual
Funds.  Class  C  shares acquired through the  Smith  Barney
401(k) Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings equal at least $500,000 as of the calendar year-end, the
Participating Plan will be offered the opportunity to exchange all of its Class
C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March. Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares

SMITH BARNEY

Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)

of  the  Fund but instead may acquire Class A shares of  the
Fund. Class C shares
not   converted   will  continue  to  be  subject   to   the
distribution fee.

   Class  Y  Shares. Class Y shares of the Fund are  offered
without any service
or   distribution  fees,  sales  charge  or  CDSC   to   any
Participating Plan that pur-
chases $5,000,000 or more of Class Y shares of one or more of the Smith Bar-ney Mutual Funds.

   Whether  or not the CDSC applies to a Participating  Plan
depends on the num-
ber  of  years  since the Participating  Plan  first  became enrolled in the Smith
Barney 401(k) Program, unlike the applicability of the  CDSC to other share-
holders,  which depends on the number of years  since  those shareholders made
the purchase payment for the shares which are being redeemed. Where applica-ble, the CDSC will be assessed on shares held through the Smith Barney 401(k)
Program on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption; provided, however, that shares will not be subject to a CDSC to the extent that the value of such shares represents capital appreciation of Fund assets and/or reinvestments of dividends or capital gain distributions. In addition, the
CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disabil-ity of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the
Participating  Plan  to the extent permitted  under  Section
401(k) of the Code;
or (f) redemptions of shares in connection with a loan made by the Participat-ing Plan to an employee.

   Participating Plans wishing to acquire shares of the Fund
through the
Smith  Barney  401(k)  Program  must  purchase  such  shares directly from the Trans-
fer  Agent.  For  further information  regarding  the  Smith
Barney 401(k) Program,
investors   should   contact  a   Smith   Barney   Financial
Consultant.

SMITH BARNEY

Appreciation Fund Inc.

EXCHANGE PRIVILEGE

   Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following
Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are sub-ject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

 FUND NAME

  Growth Funds

  Smith Barney Aggressive Growth Fund Inc.
  Smith Barney Fundamental Value Fund Inc.
  Smith Barney Growth Opportunity Fund
  Smith Barney Managed Growth Fund

  Smith Barney Natural Resources Fund Inc.
  Smith Barney Special Equities Fund
  Smith Barney Telecommunications Growth Fund

  Growth and Income Funds

  Smith Barney Convertible Fund

  Smith Barney Funds, Inc. -- Equity Income Portfolio

  Smith Barney Growth and Income Fund
  Smith Barney Premium Total Return Fund
  Smith Barney Strategic Investors Fund
  Smith Barney Utilities Fund

  Taxable Fixed-Income Funds

 **Smith Barney Adjustable Rate Government Income Fund
   Smith Barney Diversified Strategic Income Fund
   *Smith  Barney  Funds,  Inc.  --  Income  Return  Account
Portfolio

+++Smith  Barney  Funds,  Inc. -- Short-Term  U.S.  Treasury
Securities Portfolio
    Smith  Barney Funds, Inc. -- U.S. Government  Securities
Portfolio
   Smith Barney Government Securities Fund

SMITH BARNEY

Appreciation Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

  Smith Barney High Income Fund
  Smith Barney Investment Grade Bond Fund
  Smith Barney Managed Governments Fund Inc.

  Tax-Exempt Funds

  Smith Barney Arizona Municipals Fund Inc.
  Smith Barney California Municipals Fund Inc.

   *Smith Barney Intermediate Maturity California Municipals
Fund
   *Smith  Barney Intermediate Maturity New York  Municipals
Fund

   Smith Barney Managed Municipals Fund Inc.
   Smith Barney Massachusetts Municipals Fund

  *Smith Barney Muni Funds -- Florida Limited Term Portfolio
   Smith Barney Muni Funds -- Florida Portfolio
   Smith Barney Muni Funds -- Georgia Portfolio
  *Smith Barney Muni Funds -- Limited Term Portfolio
   Smith Barney Muni Funds -- National Portfolio

   Smith Barney Muni Funds -- New York Portfolio
   Smith Barney Muni Funds -- Ohio Portfolio
   Smith Barney Muni Funds -- Pennsylvania Portfolio
   Smith Barney New Jersey Municipals Fund Inc.

   Smith Barney Oregon Municipals Fund
   Smith Barney Tax-Exempt Income Fund

  International Funds

    Smith  Barney  World  Funds, Inc.  --  Emerging  Markets
Portfolio
   Smith Barney World Funds, Inc. -- European Portfolio
    Smith Barney World Funds, Inc. -- Global Government Bond
Portfolio
    Smith Barney World Funds, Inc. -- International Balanced
Portfolio
    Smith  Barney World Funds, Inc. -- International  Equity
Portfolio
   Smith Barney World Funds, Inc. -- Pacific Portfolio

   Smith Barney Concert Series Inc.

   Smith Barney Concert Series Inc. -- High Growth Portfolio

SMITH BARNEY

Appreciation Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

   Smith Barney Concert Series Inc. -- Growth Portfolio

    Smith  Barney Concert Series Inc. -- Balanced  Portfolio


     Smith   Barney  Concert  Series  Inc.  --  Conservative
Portfolio

   Smith Barney Concert Series Inc. -- Income Portfolio

  Money Market Funds

  +Smith Barney Exchange Reserve Fund
 ++Smith Barney Money Funds, Inc. -- Cash Portfolio
 ++Smith Barney Money Funds, Inc. -- Government Portfolio ***Smith Barney Money Funds, Inc. -- Retirement Portfolio +++Smith Barney Muni Funds -- California Money Market Portfolio
+++Smith  Barney  Muni  Funds  --  New  York  Money   Market
Portfolio
+++Smith Barney Municipal Money Market Fund, Inc.
------------------------------------------------------------
-------------------
  * Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
 ** Available for exchange with Class A, Class B and Class Y shares of the
     Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this Fund.
*** Available for exchange with Class A shares of the Fund.
   + Available for exchange with Class B and Class C shares of the Fund.
  ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the
     Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Fund.

   Class  A  Exchanges. Class A shares of the  Smith  Barney
Mutual Funds sold
without  a  sales charge or with a maximum sales  charge  of less than the maximum
charged  by other Smith Barney Mutual Funds will be  subject to the appropriate
"sales charge differential" upon the exchange of such shares for Class A
shares of a fund sold with a higher sales charge. The "sales charge differen-
tial"  is  limited to a percentage rate no greater than  the excess of the sales
charge  rate applicable to purchases of shares of the mutual fund being
acquired  in  the  exchange over the  sales  charge  rate(s)
actually paid on the
mutual  fund shares relinquished in the exchange and on  any predecessor of
those shares. For purposes of the exchange privilege, shares obtained through
automatic reinvestment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or distributions were paid; however, except in the case of the Smith
Barney 401(k) Program, if no sales charge was imposed upon the initial pur-chase of the shares,

SMITH BARNEY

Appreciation Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

   Class B Exchanges. In the event a Class B shareholder (unless such share-holder was a Class B shareholder of the Short-Term World Income Fund on July
15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

   Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the fund that have been exchanged.

   Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

   Additional Information Regarding the Exchange  Privilege.
Although the
exchange   privilege  is  an  important  benefit,  excessive
exchange transactions can
be   detrimental   to   the  Fund's  performance   and   its
shareholders. SBMFM may deter-
mine  that a pattern of frequent exchanges is excessive  and contrary to the best
interests  of the Fund's other shareholders. In this  event, the Fund may, at its
discretion,  decide  to  limit additional  purchases  and/or exchanges by a share-
holder.  Upon  such a determination, the Fund  will  provide notice in writing or
by  telephone to the shareholder at least 15 days  prior  to suspending the
exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to main-tain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

   Certain shareholders may be able to exchange shares by telephone.
See""Redemption of Shares--Telephone Redemption and Exchange
Program."
Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of

SMITH BARNEY

Appreciation Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

   The Fund is required to redeem shares tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trad-ing on the NYSE are priced at the net asset value next determined.

   If a shareholder holds shares in more than one Class, any
request for redemp-
tion must specify the Class being redeemed. In the event  of a failure to spec-
ify which Class, or if the investor owns fewer shares of the
Class than speci-
fied,  the  redemption  request will be  delayed  until  the
Transfer Agent receives
further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), in extraordi-nary circumstances. Generally, if the redemption proceeds are remitted to a
Smith Barney brokerage account, these funds will not be invested for the share-holder's benefit without specific instruction, and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

   Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than
those held by Smith Barney as custodian may be redeemed through an invest-

SMITH BARNEY

Appreciation Fund Inc.

REDEMPTION OF SHARES (CONTINUED)

or's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney Appreciation Fund Inc.
     Class A, B, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

   A written redemption request must (a) state the Class and
number or dollar
amount   of   shares  to  be  redeemed,  (b)  identify   the
shareholder's account number
and  (c) be signed by each registered owner exactly  as  the shares are regis-
tered.  If  the  shares  to  be  redeemed  were  issued   in
certificate form, the cer-
tificates  must be endorsed for transfer (or be  accompanied by an endorsed stock
power)  and must be submitted to the Transfer Agent together with the redemption
request.  Any  signature appearing on a redemption  request, share certificate or
stock  power  must  be guaranteed by an  eligible  guarantor institution such as a
domestic bank, savings and loan institution, domestic credit union, member bank
of  the  Federal Reserve System or member firm of a national securities exchange.
The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer
Agent receives all required documents in proper form.

  TELEPHONE REDEMPTION AND EXCHANGE PROGRAM FOR SHAREHOLDERS
WHO DO NOT HAVE A
 SMITH BARNEY BROKERAGE ACCOUNT

   Certain shareholders may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the Transfer Agent at
(800) 451-2010. Once
eligibility is confirmed, the shareholder must complete and return a Telephone/
Wire Authorization Form, including a signature guarantee, that will be provided by the Transfer Agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

   Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling the Transfer
Agent at (800) 451-2010. Such request may be made between 9:00 a.m. and 4:00
p.m.  (New  York  City time) on any day the  NYSE  is  open.
Redemptions of

SMITH BARNEY

Appreciation Fund Inc.

REDEMPTION OF SHARES (CONTINUED)

shares   (i)   by  retirement  plans  or  (ii)   for   which
certificates have been issued
are not permitted under this program.

    A  shareholder  will  have  the  option  of  having  the
redemption proceeds mailed
to  his/her  address of record or wired to  a  bank  account predesignated by the
shareholder. Generally, redemption proceeds will  be  mailed or wired, as the
case  may  be,  on  the  next  business  day  following  the redemption request. In
order  to  use  the wire procedures, the bank receiving  the proceeds must be a
member of the Federal Reserve System or have a correspondent relationship with
a  member  bank.  The  Fund reserves  the  right  to  charge shareholders a nominal fee
for  each  wire redemption. Such charges, if  any,  will  be assessed against the
shareholder's  account from which shares were  redeemed.  In order to change the
bank  account designated to receive redemption  proceeds,  a shareholder must com-
plete  a new Telephone/Wire Authorization Form and, for  the protection of the
shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the fund being acquired is identical to the registra-tion of the shares of the fund exchanged. Such exchange requests may be made by calling the Transfer Agent at (800) 451-2010 between 9:00 a.m. and 4:00 p.m.
(New York City time) on any day the NYSE is open.

   Additional Information regarding Telephone Redemption and
Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The
Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time follow-ing at least seven (7) days' prior notice to shareholders.


 AUTOMATIC CASH WITHDRAWAL PLAN

   The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between

SMITH BARNEY

Appreciation Fund Inc.

REDEMPTION OF SHARES (CONTINUED)

funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan com-mences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed
2.00% per month of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE

  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, howev-er, will not redeem shares based solely on market reductions in net asset val-ue. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

PERFORMANCE


   From time to time, the Fund may include its total return,
average annual
total  return  and current dividend return in advertisements and/or other types
of  sales  literature. These figures are computed separately for Class A, Class
B, Class C and Class Y shares of the Fund. These figures are based on histori-
cal  earnings  and  are  not  intended  to  indicate  future performance. Total return
is   computed  for  a  specified  period  of  time  assuming
deduction of the maximum
sales  charge, if any, from the initial amount invested  and reinvestment of all
income  dividends  and  capital gain  distributions  on  the reinvestment dates at
prices  calculated  as  stated  in  this  Prospectus,   then
dividing the value of the
investment  at  the end of the period so calculated  by  the initial amount
invested  and subtracting 100%. The standard average  annual total return, as
prescribed  by  the SEC, is derived from this total  return, which provides the
ending   redeemable  value.  Such  standard   total   return
information may also be
accompanied  with nonstandard total return  information  for differing periods
computed  in  the  same manner but without  annualizing  the total return or taking
sales  charges  into  account. The Fund  calculates  current dividend return for
each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public

SMITH BARNEY

Appreciation Fund Inc.

PERFORMANCE (CONTINUED)

offering price (including sales charge) on the last  day  of the period for
which  current  dividend  return is presented.  The  current dividend return for
each  Class may vary from time to time depending  on  market conditions, the com-
position of its investment portfolio and operating expenses.
These factors and
possible  differences  in the methods  used  in  calculating current dividend
return  should be considered when comparing a Class' current return to yields
published   for   other  investment  companies   and   other
investment vehicles. The
Fund may also include comparative performance information in advertising or
marketing  its  shares.  Such  performance  information  may include data from
Lipper   Analytical  Services,  Inc.  and  other   financial
publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

   Overall responsibility for the management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the
Fund, including agreements with the Fund's distributor, investment adviser and administrator, custodian and transfer agent. The day-to-day operations of the
Fund are delegated to the Fund's investment adviser and administrator. The
Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

 INVESTMENT ADVISER AND ADMINISTRATOR -- SBMFM

   The  Fund's  investment adviser, SBMFM, is  a  registered
investment adviser
whose  principal  executive  offices  are  located  at   388
Greenwich Street,
New York, New York 10013. SBMFM (through its predecessor entities) has been in the investment counseling business since 1940 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of January 31, 1996 in excess of
$74 billion.

   Subject  to the supervision and direction of  the  Fund's
Board of Directors,
SBMFM  manages the Fund's portfolio in accordance  with  the
Fund's stated
investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional port-folio managers and securities analysts who provide research services to the
Fund.

SMITH BARNEY

Appreciation Fund Inc.

MANAGEMENT OF THE FUND (CONTINUED)

   Investment advisory fees are computed daily and paid monthly at the follow-ing annual rates of the Fund's average daily net assets:
0.55% up to $250 mil-
lion;  0.513% of the next $250 million; 0.476% of  the  next
$500 million; 0.439%
of the next $1 billion; 0.402% of the next $1 billion; and 0.365% of net assets in excess of $3 billion. For the fiscal year ended December 31, 1995, the Fund paid investment advisory fees equal to 0.453% of the value of the average daily net assets of the Fund.

  Administration fees are computed daily and paid monthly at the following
annual  rates of the Fund's average daily net assets:  0.20%
up to $250 million;
0.187% of the next $250 million; 0.174% of the next $500 million; 0.161% of the next $1 billion; 0.148% of the next $1 billion; and 0.135% of net assets in excess of $3 billion. For the fiscal year ended December 31, 1995, the Fund paid administration fees equal to 0.166% of the value of the average daily net assets of the Fund. For the Fund's most recent fiscal year, total operating expenses were 1.02%, 1.77% and 1.77% for Class A, B and C shares, respective-ly.

 PORTFOLIO MANAGEMENT

   Harry D. Cohen, Vice President and Investment Officer of the Fund, is pri-marily responsible for management of the Fund's assets. Mr.
Cohen has served
in this capacity since January 1979, and manages the day-to-day operations of the Fund, including making all investment decisions.

    Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended December 31, 1995 is included in the Annual Report dated December 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Con-sultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New York,
New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under
Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid an annual service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respec-

SMITH BARNEY

Appreciation Fund Inc.

DISTRIBUTOR (CONTINUED)

tive Class. Smith Barney is also paid an annual distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising;
the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; inter-est and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communica-tions and sales promotion expenses.

   The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

   Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropri-ateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith
Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


   The Fund was incorporated under the laws of the State of Maryland on
September 2, 1969, and is registered with the SEC as a diversified, open-end management investment company.

    The Fund offers shares of common stock currently classified into fiveClasses -- A, B, C, Y and Z. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to:
(a) the designa-
tion of each Class;

SMITH BARNEY

Appreciation Fund Inc.

ADDITIONAL INFORMATION (CONTINUED)

(b)  the  effect  of the respective sales charges  for  each
Class; (c) the distri-
bution and/or service fees, if any, borne by each Class; (d)
the expenses allo-
cable  exclusively  to  each Class;  (e)  voting  rights  on matters exclusively
affecting a single Class; (f) the exchange privilege of each
Class; and (g) the
conversion  feature of Class B shares. The Fund's  Board  of
Directors does not
anticipate  that  there  will be  any  conflicts  among  the interests of the holders
of  the  different  Classes. The Directors,  on  an  ongoing basis, will consider
whether   any  such  conflict  exists  and,  if   so,   take
appropriate action.

   The Fund does not hold annual shareholder meetings. There
normally will be no
meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class. Gen-erally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one or more of the Classes.

   PNC  Bank,  National  Association, located  at  17th  and
Chestnut Streets,
Philadelphia, Pennsylvania 19103, serves as custodian of the Fund's invest-ments.

   First  Data  Investor Services Group,  Inc.,  located  at
Exchange Place, Boston,
Massachusetts  02109, serves as the Fund's  transfer  agent.


   The Fund sends its shareholders a semi-annual report  and
an audited annual
report,  which include listings of the investment securities held by the Fund at
the  end  of the period covered. In an effort to reduce  the
Fund's printing and
mailing costs, the Fund plans to consolidate the mailing  of its semi-annual and
annual reports by household. This consolidation means that a household having
multiple accounts with the identical address of record  will receive a single
copy  of  each  report. Shareholders who do  not  want  this consolidation to apply
to   their  accounts  should  contact  their  Smith   Barney
Financial Consultant or the
Transfer Agent.

SMITH BARNEY

------------

                                                 A Member of
TravelersGroup[ART]







SMITH BARNEY

APPRECIATION

FUND INC.


388 Greenwich Street
                                                         New
York, New York 10013

SMITH BARNEY


Appreciation

Fund Inc.


Class Z Shares Only




MARCH 1, 1996



PROSPECTUS BEGINS ON PAGE ONE




P R O S P E C T U S




[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

PROSPECTUS


MARCH 1, 1996

  388 Greenwich Street
  New York, New York 10013
  (212) 723-9218

   Smith  Barney Appreciation Fund Inc. (the  "Fund")  is  a
mutual fund which
seeks   long-term  appreciation  of  shareholders'   capital
through investments pri-
marily in equity securities.

   This Prospectus sets forth concisely certain information about the Fund, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus care-fully and retain it for future reference.

    The   Class   Z  shares  described  in  this  Prospectus
(previously designated as
"Class C" shares) are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") or any of its affiliates ("Qualified Plans") and to certain unit investment trusts sponsored by Smith Barney or any of its affiliates ("Smith Barney
UITs").

   Additional information about the Fund is contained in a Statement of Addi-tional Information dated March 1, 1996, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Smith Barney Financial Consultant. The Statement of Additional Informa-tion has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE  SECURITIES HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY
THE SECURITIES AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION  NOR
HAS THE SECURITIES
AND  EXCHANGE COMMISSION OR ANY STATE SECURITIES  COMMISSION
PASSED UPON THE
ACCURACY  OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

TABLE OF CONTENTS

THE FUND'S EXPENSES                             3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            4
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    5
-------------------------------------------------
VALUATION OF SHARES                             8
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES              8
-------------------------------------------------
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES     9
-------------------------------------------------
PERFORMANCE                                    10
-------------------------------------------------
MANAGEMENT OF THE FUND                         12
-------------------------------------------------
ADDITIONAL INFORMATION                         13
-------------------------------------------------

------------------------------------------------------------
-------------------
   No person has been authorized to give any information  or
to make any
representations in connection with this offering other  than those contained in
this   Prospectus  and,  if  given  or  made,   such   other
information or
representations  must  not be relied  upon  as  having  been authorized by the Fund
or  the distributor. This Prospectus does not constitute  an offer by the Fund
or  the distributor to sell or a solicitation of an offer to buy any of the
securities offered hereby in any jurisdiction to any  person to whom it is
unlawful  to  make  such an offer or  solicitation  in  such jurisdiction.
------------------------------------------------------------
-------------------

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

THE FUND'S EXPENSES

   The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the
Fund, based on the Fund's operating expenses for its most recent fiscal year:

                                      AS A % OF
                                  AVERAGE NET ASSETS
----------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    Management fees                     0.62%
    Other expenses                      0.15%
----------------------------------------------------
  TOTAL FUND OPERATING EXPENSES         0.77%
----------------------------------------------------

   The nature of the services for which the Fund pays management fees is described under "Management of the Fund." Other expenses in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase and Redemption of Shares" and "Manage-ment of the Fund."

                                                  1  YEAR  3
YEARS 5 YEARS 10 YEARS
------------------------------------------------------------
-------------------
  An investor would pay the following expenses
  on a $1,000 investment in Class Z shares of
  the Fund, assuming (1) 5.00% annual return
  and (2) redemption at the end of each time
  period:                                        $ 8     $25
$43     $95

   The  example  also provides a means for the  investor  to
compare expense levels
of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-
TION  OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY  BE
GREATER OR LESS THAN
THOSE SHOWN.

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended December
31, 1995 has been
audited  by  KPMG  Peat  Marwick LLP, independent  auditors, whose report thereon
appears in the Fund's Annual Report dated December 31, 1995.
The information
for  the  fiscal period ended December 31, 1992 through  the fiscal year ended
December  31,  1994  has been audited by Coopers  &  Lybrand
L.L.P. The information
set  out  below  should  be  read in  conjunction  with  the financial statements and
related  notes that also appear in the Fund's Annual Report, which is incorpo-
rated   by   reference  into  the  Statement  of  Additional
Information.

FOR  A  SHARE  OF  EACH CLASS OF CAPITAL  STOCK  OUTSTANDING
THROUGHOUT EACH YEAR:

CLASS  Z  SHARES                         1995(1)        1994
1993(1)   1992(2)
------------------------------------------------------------
-------------------
NET  ASSET  VALUE,  BEGINNING OF YEAR      $10.16     $11.02
$10.66    $10.55
------------------------------------------------------------
-------------------
INCOME (LOSS) FROM OPERATIONS:
  Net  investment  income                    0.23       0.20
0.19      0.03
 Net realized and unrealized gain
   (loss)                                   2.75      (0.24)
0.71      0.33
------------------------------------------------------------
-------------------
Total  Income  (Loss) From Operations       2.98      (0.04)
0.90      0.36
------------------------------------------------------------
-------------------
LESS DISTRIBUTIONS FROM:
  Net  investment income                   (0.23)     (0.22)
(0.18)    (0.16)
  Net  realized  gains                     (1.00)     (0.60)
(0.36)    (0.09)
------------------------------------------------------------
-------------------
Total   distributions                      (1.23)     (0.82)
(0.54)    (0.25)
------------------------------------------------------------
-------------------
NET  ASSET  VALUE,  END OF YEAR            $11.91     $10.16
$11.02    $10.66
------------------------------------------------------------
-------------------
TOTAL  RETURN                             29.52%     (0.41)%
8.47%     3.38%++
------------------------------------------------------------
-------------------
NET  ASSETS,  END  OF YEAR (000S)        $131,357   $101,532
$157,876  $151,427
------------------------------------------------------------
-------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                 0.77%      0.64%
0.66%     0.80%+
  Net  investment  income                    1.96       1.99
1.73      1.66+
------------------------------------------------------------
-------------------
PORTFOLIO  TURNOVER  RATE                     57%        52%
52%       21%
------------------------------------------------------------
-------------------
AVERAGE COMMISSIONS PAID ON
  EQUITY  SECURITY TRANSACTIONS  (3)        $0.06         --
--        --
------------------------------------------------------------
-------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.

(2) For the period from November 6, 1992 (inception date) to
December 31,
    1992.

(3) New SEC disclosure guidelines require that the average commission per share be calculated for the current year only.

++Total  return  is  not  annualized,  as  it  may  not   be
representative of the total
  return for the year.

+ Annualized.

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

    The   Fund's  sole  investment  objective  is  long-term
appreciation of sharehold-
ers' capital through investments primarily in equity securities. This invest-ment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the
Fund's investment objective will be achieved.

   The Fund attempts to achieve its investment objective  by
investing primarily
in equity securities (consisting of common stocks, preferred stocks, warrants,
rights and securities convertible into common stocks)  which are believed to
afford attractive opportunities for investment appreciation.
The core holdings
of  the  Fund  are blue chip companies that are dominant  in their industries. At
the  same  time, the Fund may hold securities  of  companies with prospects of
sustained  earnings growth and/or companies with a  cyclical earnings record if
it  is felt these offer attractive investment opportunities.
For example, the
Fund  may  invest  in  the  securities  of  companies  whose earnings are expected to
increase,  companies whose securities prices are lower  than are believed justi-
fied  in  relation  to their underlying  assets  or  earning power, or companies in
which  changes are anticipated that would result in improved operations or
profitability.  Typically, the Fund invests in  middle-  and larger-sized compa-
nies,  though  it  does  invest in smaller  companies  whose securities may reasona-
bly  be  expected to appreciate. The Fund's investments  are spread broadly among
different industries. The Fund may hold issues traded  over-
the-counter as well
as  those listed on one or more national exchanges, and  the
Fund may make
investments in foreign securities though management  intends to limit such
investments  to  10%  of  the Fund's  assets.  In  analyzing securities for invest-
ment,  Smith  Barney Mutual Funds Management Inc.  ("SBMFM")
considers many dif-
ferent  factors,  including past growth records,  management capability, future
earnings prospects and technological innovation, as well  as general market and
economic   factors  which  can  influence   the   price   of
securities. While SBMFM con-
siders  dividend potential in selecting investments, current income for distri-
bution  to shareholders is secondary to the Fund's principal objective of long-
term capital appreciation. The value of the Fund's investments, and thus the net asset value of the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and pros-pects of issuers in which the Fund invests.

  Under normal market conditions, the majority of the Fund's portfolio con-
sists of common stocks, but it also may contain other equity securities as
described   above,  as  well  as  short-term  money   market
instruments for cash

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

management   purposes.  When  SBMFM  believes  that   market
conditions warrant, the
Fund may adopt a temporary defensive investment posture, and invest in debt obligations, increase its investment in short-term money market instruments, or engage in repurchase agreement transactions with respect to the securities it is authorized to hold (as described below).

   Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional
Information.

  INVESTMENT POLICIES AND STRATEGIES

   Lending of Portfolio Securities -- From time to time, the
Fund may lend its
portfolio securities to brokers, dealers and other financial organizations.
These  loans  may  not exceed 33 1/3% of  the  Fund's  total assets taken at value.
Loans   of  portfolio  securities  by  the  Fund   will   be
collateralized by cash, let-
ters   of  credit  or  obligations  of  the  United   States
government and its agencies
or  instrumentalities ("U.S. government  securities")  which are maintained at all
times  in  an  amount equal to at least 100% of the  current market value of the
loaned securities. By lending its portfolio securities,  the
Fund will seek to
generate  income  by continuing to receive interest  on  the loaned securities, by
investing  the cash collateral in short-term instruments  or by obtaining yield
in  the  form  of  interest paid by the borrower  when  U.S.
government securities
are  used  as  collateral. The risks  in  lending  portfolio securities, as with
other  extensions  of  secured credit, consist  of  possible delays in receiving
additional  collateral or in the recovery of the  securities or possible loss of
rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.

   Short-Term  Investments -- As noted above, the  Fund  may
invest in short-term
money market instruments, such as: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (in-cluding their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan asso-ciations and similar institutions; high grade commercial paper; and repurchase agreements with respect to such instruments.

    Repurchase Agreements -- The Fund will enter into repurchase agreements with banks which are issuers of instruments acceptable for purchase by the

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usu-ally not more than one week) subject to an obligation of the seller to repur-chase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrange-ment results in a fixed rate of return that is not subject to market fluctua-tions during the Fund's holding period.

    Portfolio   Transactions  and  Turnover   --   Portfolio
securities transactions on
behalf  of  the Fund are placed by SBMFM with  a  number  of brokers and dealers,
including  Smith Barney. Smith Barney has advised  the  Fund that in transactions
with  the  Fund, Smith Barney charges a commission  rate  at least as favorable as
the rate that Smith Barney charges its comparable unaffiliated customers in similar transactions.

   The Fund generally does not engage in short-term trading but intends to pur-chase securities for long-term capital appreciation. While the Fund's portfolio turnover rate has in the past exceeded 100%, the Fund's annual portfolio turn-over rate is not expected to exceed 100%.

  Foreign Securities -- The Fund may invest in securities of
non-U.S. issuers
in  the  form  of  American  Depositary  Receipts  ("ADRs"),
European Depositary
Receipts   ("EDRs")   or  similar  securities   representing
interests in the common
stock  of  foreign issuers. Management intends to limit  the
Fund's investment in
these  types  of  securities, together with other  types  of foreign securities, to
10%  of  the Fund's net assets. ADRs are receipts, typically issued by a U.S.
bank   or   trust  company,  which  evidence  ownership   of
underlying securities issued
by a foreign corporation. EDRs are receipts issued in Europe which evidence a
similar   ownership   arrangement.   Generally,   ADRs,   in
registered form, are
designed for use in the U.S. securities markets and EDRs are designed for use
in  European  securities markets. The underlying  securities are not always denom-
inated  in  the same currency as the ADRs or EDRs.  Although investment in the
form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

   Investments in foreign securities incur higher costs than investments in U.S.
securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the Fund. In addition, foreign investments may include additional risks associated with

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

VALUATION OF SHARES


   The net asset value per share of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE"), on each day that the NYSE is open by dividing the value of the Fund's net assets attributable to Class Z by the number of shares of the Class outstanding. The per share net asset value of the Class Z shares may be higher than those of other Classes because of the lower expenses attributable to Class Z shares.

   Generally,  the Fund's investments are valued  at  market
value or, in the
absence of a market value with respect to any securities, at fair value as
determined by or under the direction of the Fund's Board  of
Directors. Short-
term  investments that mature in 60 days or less are  valued at amortized cost
whenever  the  Fund's  Board  of Directors  determines  that amortized cost reflects
fair value of those instruments. Further information regarding the Fund's val-uation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

   The Fund's policy is to distribute substantially all its net investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

    Unless a shareholder is eligible for qualified distributions and instructs that dividends and capital gains distributions on shares be paid in cash and credited to the shareholder's account, dividends and capital gains distribu-tions will be reinvested automatically in additional shares of the Class at net asset value, subject to no sales charge or CDSC. In addition, in order to avoid the application of a 4% nondeductible excise tax on certain undistrib-uted amounts of ordinary income and capital gains, the Fund may make an addi-tional distribution, shortly before December 31 in each year, of any undis-tributed ordinary income

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

or capital gains and expects to pay any other dividends and distributions nec-essary to avoid the application of this tax.

 TAXES

   The Fund has qualified and intends to continue to qualify each year as a reg-ulated investment company under Subchapter M of the Internal
Revenue Code of
1986, as amended.

    Dividends   paid   from   net  investment   income   and
distributions of net realized
short-term  capital  gains are taxable  to  shareholders  as ordinary income,
regardless  of  how long shareholders have held  their  Fund shares and whether
such  dividends and distributions are received  in  cash  or reinvested in addi-
tional  Fund shares. Distributions of net realized long-term capital gains are
taxable   to   shareholders  as  long-term  capital   gains,
regardless of how long
shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the share-holder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

   Statements as to the tax status of each shareholder's dividends and distribu-tions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their plan document or tax advisors about the tax consequences associated with participating in a Qualified Plan or Smith Barney UIT.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

   Purchases of the Fund's Class Z shares must be made in accordance with the terms of a Qualified Plan or Smith Barney UIT. Purchases are effected at the net asset value next determined after a purchase order is received by Smith
Barney (the "trade date"). For shares purchased through Smith Barney or Intro-ducing

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES (CONTINUED)

Brokers purchasing through Smith Barney, payment is due to Smith Barney on the third business day (the "settlement date") after the trade date. In all other cases, payment must be made with the purchase order. Investors who make pay-ment prior to the settlement date may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, currently 4:00 p.m., New York time, on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. See "Valuation of Shares." Certificates for Fund shares are issued upon request to the Fund's transfer agent.

   Shareholders may redeem their shares on any day on which the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value as next determined. Shareholders acquiring Class Z shares through a Qualified Plan or a Smith Barney UIT should consult the terms of their respective plans for redemption provisions.

   Holders  of Class Z shares should consult their Qualified
Plans for informa-
tion about exchange options.

PERFORMANCE


 TOTAL RETURN

   From time to time, the Fund may include its total return, average annual total return and current dividend return for Class Z shares in advertisements.
These figures are based on historical earnings and are not intended to indi-cate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain dis-tributions on the reinvestment dates at prices calculated as stated in this
Prospec-

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

PERFORMANCE (CONTINUED)

tus, then dividing the value of the investment at the end of the period so
calculated  by  the initial amount invested and  subtracting
100%. The standard
average  annual total return, as prescribed by the  SEC,  is derived from this
total  return,  which provides the ending redeemable  value.
Such standard total
return  information may also be accompanied with nonstandard total return
information  for  differing periods  computed  in  the  same manner but without
annualizing  the total return or taking sales  charges  into account. The Fund
calculates  current dividend return for Class  Z  shares  by annualizing the most
recent  monthly distribution and dividing by the  net  asset value on the last
day  of the period for which the current dividend return  is presented. The cur-
rent dividend return may vary from time to time depending on market condi-
tions,  the  composition  of its  investment  portfolio  and operating expenses.
These  factors and possible differences in the methods  used in calculating cur-
rent dividend return should be considered when comparing the
Fund's current
return  to  yields published for other investment  companies and other investment
vehicles.  The Fund may also include comparative performance information in
advertising or marketing the Class Z shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publi-cations.

   Class Z's average annual total return was as follows for the periods indi-cated:

  29.52%   for the one-year period beginning January 1, 1995
through
           December 31, 1995.

   12.43%    for the period from commencement of  operations
(November 6, 1992)
           through December 31, 1995.

   Class Z's aggregate total return was as follows for the periods indicated:

   29.52%   for the one-year period beginning on January  1,
1995 through
           December 31, 1995.

   44.65%    for the period from commencement of  operations
(November 6, 1992)
           through December 31, 1995.

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

MANAGEMENT OF THE FUND

 BOARD OF DIRECTORS

   Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the persons or companies that furnish services to the
Fund, including agreements with the Fund's distributor, investment adviser and administrator, custodian and transfer agent. The day-to-day operations of the
Fund are delegated to the Fund's investment adviser and administrator. The
Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

 INVESTMENT ADVISER AND ADMINISTRATOR -- SBMFM

   SBMFM (formerly known as Smith, Barney Advisers, Inc.) is
a registered
investment  adviser  whose principal executive  offices  are located at 388 Green-
wich  Street,  New York, New York 10013, and serves  as  the
Fund's investment
adviser. SBMFM is a wholly owned subsidiary of Smith  Barney
Holdings Inc.
("Holdings").  Holdings  is  a wholly  owned  subsidiary  of
Travelers Group Inc.
("Travelers"),  a  diversified  financial  services  holding company engaged,
through  its  subsidiaries,  principally  in  four  business segments: Investment
Services,   Consumer  Financial  Services,  Life   Insurance
Services and Property &
Casualty Insurance Services. SBMFM has been in the investment counseling busi-ness (through its predecessors) since 1940 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of January 31, 1996 in excess of $74 billion.

   Subject  to the supervision and direction of  the  Fund's
Board of Directors,
SBMFM  manages the Fund's portfolio in accordance  with  the
Fund's stated invest-
ment objective and policies, makes investment decisions  for the Fund, places
orders to purchase and sell securities, and employs professional portfolio man-agers and securities analysts who provide research services to the Fund.

   Investment  advisory  fees are computed  daily  and  paid
monthly at the following
annual  rates of the value of the Fund's average  daily  net assets: 0.55% up to
$250 million; 0.513% of the next $250 million; 0.476% of the next $500 million;
0.439% of the next $1 billion; 0.402% of the next $1 billion; and 0.365% of the net assets in excess of $3 billion. For the fiscal year ended December 31,
1995, the Fund paid investment advisory fees equal to 0.453% of the value of the average daily net assets of the Fund.

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

MANAGEMENT OF THE FUND (CONTINUED)

  Administration fees are computed daily and paid monthly at the following
annual  rates of the value of the Fund's average  daily  net assets: 0.20% up to
$250 million; 0.187% of the next $250 million; 0.174% of the next $500 million;
0.161% of the next $1 billion; 0.148% of the next $1 billion; and 0.135% of the net assets in excess of $3 billion. For the fiscal year ended December 31,
1995, the Fund paid administration fees equal to 0.166% of the value of the average daily net assets of the Fund. For the Fund's last fiscal year, total operating expenses were 0.77%.

 PORTFOLIO MANAGEMENT

   Harry D. Cohen, Vice President and Investment Officer of the Fund, is primar-ily responsible for management of the Fund's assets. Mr.
Cohen has served in
this capacity since January of 1979, and manages the day-to-day operations of the Fund, including making all investment decisions.

    Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended December 31, 1995 is included in the Annual Report dated December 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Con-sultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.



 DISTRIBUTOR -- SMITH BARNEY

  Smith Barney is located at 388 Greenwich Street, New York,
New York 10013,
and serves as the Fund's distributor. Smith Barney is a wholly owned subsidiary of Travelers.

ADDITIONAL INFORMATION


   The Fund was incorporated in the state of Maryland on September 2, 1969 and is registered with the SEC as a diversified, open-end management investment company.

    The Fund offers shares of common stock currently classified into five Clas-ses-- A, B, C , Y and Z. Each Class represents an identical pro rata interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to:
(a) the designation
of each Class; (b) the effect of the respective sales charges, if any, for each
Class; (c) the distri-

Smith Barney
Appreciation Fund Inc. -- Class Z Shares

ADDITIONAL INFORMATION (CONTINUED)

bution  and/or  service fees, if any, borne  by  each  Class pursuant to a plan
adopted  by  the  Fund  pursuant to  Rule  12b-1  under  the
Investment Company Act of
1940,   as  amended  (the  "1940  Act");  (d)  the  expenses
allocable to each Class;
(e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of Class B shares. The Fund's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The
Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

   The Fund does not hold annual shareholder meetings. There
normally will be no
meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon the written request of shareholders holding at least 10% of the Fund's out-standing shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class. Gen-erally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one or more of the Classes.

   The Fund sends its shareholders a semi-annual report and an audited annual report, which include a listing of the investment securities held by the Fund at the end of the period covered.

   PNC  Bank,  National  Association, located  at  17th  and
Chestnut Streets, Phila-
delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

   First  Data  Investor Services Group,  Inc,,  located  at
Exchange Place, Boston,
Massachusetts  02109, serves as the Fund's  transfer  agent.


   Shareholders may seek information regarding the Fund from their Smith Barney
Financial Consultant.

SMITH BARNEY

------------
                                               A  Member  of
Travelers Group [LOGO]











SMITH BARNEY

APPRECIATION

FUND INC.


388 Greenwich Street
                                                         New
York, New York 10013


             SMITH BARNEY APPRECIATION FUND INC.

                           PART B

Smith Barney
Appreciation Fund Inc.
388 Greenwich Street
New York, New York 10013
(212) 723-9218

Statement of Additional Information        March 1, 1996

This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Smith Barney Appreciation Fund Inc. (the
"Fund") dated    March 1, 1996,     as amended or
supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund's Prospectus may be obtained from any Smith Barney Financial Consultant, or by writing or calling the Fund at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

CONTENTS

For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional
Information, except where shown below:

Management of the Fund   1
Investment Objective and Management Policies 5
Purchase of Shares  12
Redemption of Shares     12
Distributor    13
Valuation of Shares      15
Exchange Privilege  15
Performance Data (See in the Prospectus "Performance")
16
Taxes (See in the Prospectus "Dividends, Distributions and
Taxes")   18
Additional Information   20
Financial Statements     20

MANAGEMENT OF THE FUND

The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund.
These organizations are the following:

Name Service
Smith Barney Inc.
     ("Smith Barney")    Distributor
Smith Barney Mutual Funds Management Inc.
     ("SBMFM") Investment Adviser and Administrator
PNC Bank, National Association
     ("PNC")   Custodian
First Data Investor Services Group, Inc.,
     formerly The Shareholder Services Group, Inc.
     (the "Transfer Agent")   Transfer Agent

These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this Statement of Additional Information.

Directors and Executive Officers of the Fund

The names of the Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person'' of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Herbert Barg, Director (Age 72). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004.

*Alfred J. Bianchetti, Director (Age 73).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody, Director (Age 74). Vice Chairman of the Board of Restaurant Associates Corp. His address is HMK
Associates, Three ADP Boulevard, Roseland, New Jersey 07068.

Dwight B. Crane, Director (Age 58).  Professor, Graduate
School of Business Administration, Harvard University;
Business Consultant. His address is Graduate School of
Business Administration, Harvard University, Boston,
Massachusetts 02163.

Burt N. Dorsett, Director (Age 65).      Managing Partner of
Dorsett McCabe Management, Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a non-profit patent-clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe, Director (Age 69).  Chairman of the Board
and    Chief Executive Officer     of The Dress Barn, Inc.
His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman, Director (Age 63). Attorney. His address is 277 Park Avenue, New York, New York 10172.

Joseph J. McCann, Director (Age 65).  Financial Consultant.
His address is 200 Oak Park Place, Pittsburgh, Pennsylvania
15243.

*Heath B. McLendon, Chairman of the Board and Investment
Officer (Age 62).  Managing Director of Smith Barney and
Chairman of Smith Barney Strategy Advisers Inc.; prior to
July 1993, Senior Executive Vice President of Shearson
Lehman Brothers Inc. ("Shearson Lehman Brothers"), Vice
Chairman of Shearson Asset Management, a Director of
PanAgora Asset Management, Inc. and PanAgora Asset
Management Limited.     Mr. McLendon is Chairman of the
Board and Investment Officer of 41 Smith Barney Mutual
Funds.  His address is 388 Greenwich Street, New York, New
York 10013.

Cornelius C. Rose, Jr., Director (Age 62). President,
Cornelius C. Rose Associates, Inc., Financial Consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is P.O. Box 355, Fair Oaks, Enfield, New Hampshire 03748.

Jessica M. Bibliowicz, President (Age 36).      Executive
Vice President of Smith Barney; prior to 1994, Director of
Sales and Marketing for Prudential Mutual Funds; prior to
1990, First Vice President, Asset Management Division of
Shearson Lehman Brothers.  Ms. Bibliowicz serves as
President of 39 Smith Barney Mutual Funds.  Her address is
388 Greenwich Street, New York, New York 10013.

Lewis E. Daidone, Senior Vice President and Treasurer (Age
38). Managing Director of Smith Barney; Director and Senior
Vice President of SBMFM.  Mr. Daidone serves as Senior Vice
President and Treasurer of 41 Smith Barney Mutual Funds.
His address is 388 Greenwich Street, New York, New York
10013.

Harry D. Cohen, Vice President and Investment Officer (Age
54). President and Director of Smith Barney Investment Advisors, a division of SBMFM; Executive Vice President of Smith Barney; prior to July 1993, President of Asset Management Division of Shearson Lehman Brothers and Executive Vice President of Shearson Lehman Brothers. Mr. Cohen also serves as Vice President and Investment Officer of 1 other of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary    (Age 44).     Managing
Director of Smith Barney; General Counsel and Secretary of
SBMFM.  Ms. Sydor serves as Secretary of 41 Smith Barney
Mutual Funds.  Her address is 388 Greenwich Street, New
York, New York 10013.

Each Director also serves as a director, trustee and/or general partner of certain other mutual funds for which
Smith Barney serves as distributor.     As of February 1,
1996, the Directors and officers of the Fund, as a group, owned less than 1.00% of the outstanding common stock of the Fund. As of February 1, 1996, to the knowledge of the Fund and the Board of Directors, no single shareholder or "group" (as that term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the Fund with the exception of the following:

Shareholder    Class     Percent Ownership

Citibank NA Cust. Smith BarneyShearson 401K Savings
PlanSmith Barney Account 111 Wall Street New York, New York
10043     Class C                       99.92%

No officer, director or employee of Smith Barney or any parent or subsidiary receives any compensation from the Fund
for serving as an officer or Director of the Fund.     The
Fund pays each Director who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $3,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. Each Director emeritus receives $l,500 per annum plus $250 per in-person meeting and $50 per telephonic meeting. All Directors are reimbursed for travel and out-of-pocket expenses incurred in attending such meetings.

For the calendar year ended December 31, 1995, the Directors of the Fund were paid the following compensation.

          Aggregate Compensation
     Aggregate Compensation   from the Smith Barney
Director (*)   from the Fund  Mutual Funds

Herbert Barg (18)   $3,850    $81,850
Alfred Bianchetti (13)    3,850      37,000
Martin Brody (21)    3,750      93,300
Dwight B. Crane (24)      3,850    119,250
Burt N. Dorsett (13)      5,100      51,400
Elliot S. Jaffe (13)      5,100      50,900
Stephen E. Kaufman (15)  3,850     57,000
Joseph J. McCann (13)    3,850     37,400
Heath B. McLendon (41)   -------   --------
Cornelius C. Rose (13)   5,100     51,500



* Indicates number of funds within the Smith Barney Mutual
Fund complex for which each Director serves as Director/Trustee.

Investment Adviser and Administrator-SBMFM

SBMFM serves as investment adviser to the Fund pursuant to a written agreement (the "Advisory Agreement"), which was first approved by the Fund's Board of Directors, including a majority of the Directors who are not interested persons of
the Fund or Smith Barney    (the "Independent Directors"),
on April 1, 1993 and by shareholders on June 1, 1993. The services provided by SBMFM under the Advisory Agreement are described in the Prospectus under "Management of the Fund." SBMFM pays the salary of any officer and employee who is employed by both it and the Fund. SBMFM bears all expenses in connection with the performance of its services. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers").

As compensation for SBMFM's investment advisory services rendered to the Fund, the Fund pays a fee computed daily and paid monthly at the following annual rates of the Fund's average daily net assets: 0.55%, up to $250 million; 0.513% of the next $250 million; 0.476% of the next $500 million; 0.439% of the next $1 billion, 0.402% of the next $l billion; and 0.365% of the net assets in excess of $3
billion.  For the fiscal years ended    December 31, 1995,
1994 and 1993, the Fund paid $12,764,132, $l2,564,785 and
$l3,580,825, respectively, in investment advisory fees.

SBMFM also serves as administrator to the Fund pursuant to a
written agreement dated April 10, 1994    (the
"Administration Agreement"), which was most recently approved by the Fund's Board of Directors, including a majority of the Independent Directors of the Fund or Smith Barney, on July 19, 1995. The services provided by SBMFM under the Administration Agreement are described in the Prospectus under "Management of the Fund." SBMFM pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to the Fund, SBMFM receives a fee computed daily and paid monthly at the following annual rates: 0.20%, of the value of the Fund's average daily net assets up to $250 million; 0.187% of the next $250 million; 0.174% of the next $500 million; 0.161% of the next $1 billion; 0.148% of the next $1 billion and 0.135% of the net assets in excess of $3 billion.
   For the fiscal year ended December 31, 1995, the Fund paid $4,675,818 in administration fees. For the fiscal period from April 20, 1994 through December 31, 1994, the Fund paid $3,228,079 in administration fees. Prior to April 20, 1994, The Boston Company Advisors, Inc. ("The Boston Company") served as the Fund's administrator and prior to May 21, 1993, also served as the Fund's sub-investment adviser. For the fiscal period from January 1, l994 through April 19, 1994, the Fund paid $1,374,456 to The Boston
Company     in administration fees.  For the fiscal years
ended December 31, 1993 and 1992, the Fund paid sub-investment advisory and/or administration fees of $4,977,511 and $3,295,537, respectively.

The Fund bears expenses incurred in its operation including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Smith Barney or SBMFM; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Directors of the Fund.

SBMFM and the Fund have agreed that it in any fiscal year the aggregate expenses of the Fund (including fees paid pursuant to the Advisory and Administration Agreements, but excluding interest, taxes, brokerage, fees paid pursuant to the Fund's services and distribution plan, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, SBMFM will, to the extent required by state law, reduce its management fees by such excess expense. Such a fee reduction, if any, will be reconciled on a monthly basis. The most restrictive state expense limitation applicable to the Fund would require SBMFM to reduce its fees in any year that such excess expenses exceed 2.50% of the first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average
assets.     No fee reduction was necessary for the 1995,
1994 or 1993 fiscal years.

Counsel and Auditors

Willkie Farr & Gallagher serves as counsel to the Fund.  The
Independent Directors of the Fund have selected Stroock &
Stroock & Lavan to serve as their legal counsel.

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending December 31, 1996.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, policies and strategies.

Money Market Instruments. As stated in the Prospectus, the Fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation the ("FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only it they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specialized levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required: (a) to pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) to maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SBMFM will carefully evaluate such investments on a case-by-case basis. Savings and loans associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund. As a result, such savings and loan associations are subject to regulation and examination.

American, European and Continental Depositary Receipts. The Fund may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs, in bearer form, are designed for use in European securities markets.

Lending of Portfolio Securities. As stated in the Prospectus, the Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 33 1/3% of the Fund's total assets taken at value. The Fund may not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever the Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the value of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in .connection with the loan; and ( f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to: (a) the borrower; and/or (b) a third party, which is unaffiliated with the Fund or with Smith Barney and, which is acting as a "finder."

Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.
A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange, Inc. (the "NYSE") or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

Preferred Stock. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Investment Restrictions

The Fund has adopted the following investment restrictions for the protection of shareholders. Restrictions l through 8 below cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Fund's Board of Directors at any time. In accordance with these restrictions, the Fund will not:

1. With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of any one issuer, except securities issued or guaranteed by the United States government, or purchase more than 100% of the outstanding voting securities of such issuer.

2. Issue senior securities as defined in the 1940 Act and any rules and orders thereunder, except insofar as the Fund may be deemed to have issued senior securities by reason of:
(a) borrowing money or purchasing securities on a when-issued or delayed-delivery basis; (b) purchasing or selling futures contracts and options on futures contracts and other similar instruments; and (c) issuing separate classes of shares.

3. Invest more than 25% of its total assets in securities, the issuers of which are in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4. Borrow in excess of 33 1/3% of the total value of its assets (including the amount borrowed) less its liabilities
(not including such borrowings). See the discussion of "Certain Investment Activities" later in this Statement of Additional Information.

5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities.

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7. Purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this shall not prevent the Fund from: (a) investing in securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; or (c) trading in futures contracts and options on futures contracts.

8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

9. Pledge, hypothecate, mortgage or otherwise encumber its assets in an amount in excess of 5% of its assets to secure borrowings for investment purposes or otherwise.

10. Invest more than 2% of the value of its assets in warrants, provided that warrants acquired in connection with other securities shall not be subject to this restriction.

11.  Invest in mineral-type programs or leases.

12. Purchase or otherwise acquire any security if, as a result, more than l5% of its net assets would be invested in securities that are illiquid.

13. Purchase or retain the securities of any issuer if those officers and Directors of the Fund or SBMFM owning individually more than 1/2 of l% of the securities of such issuer, together own more than 5% of the securities of such issuer.

14. Purchase the securities of any other open-end investment company, except through a purchase on the open market involving no commission or profit to a sponsor or dealer (other than the customary stock exchange or over-the-counter brokerage commission) and except as part of a merger, consolidation or acquisition of assets.

15. Invest for the purpose of exercising control of management.

16. Purchase securities of any company with a record of less than three years' continuous operation if such purchase would cause its investments in such companies to exceed 5% of the value of its total assets. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.)

17.  Purchase or write put or call options.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Certain of these restrictions were adopted as the result of undertakings to state securities commissions and must be complied with only as long as the Fund's shares are registered in the particular state. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above such as those regarding oil and mineral leases and real estate limited partnerships.

Certain Investment Activities

While the Fund is authorized to borrow money from banks for purposes of investment (leveraging) and to invest in securities of foreign issuers, it has no current intention of engaging in these investment activities and will do so only when the Fund's Board of Directors determines that either or both of these activities are in the best interests of shareholders.

Portfolio Turnover

The Fund generally does not engage in short-term trading but intends to purchase securities for long-term capital appreciation. While the Fund's portfolio turnover rate has in the past exceeded 100%, the Fund's annual portfolio turnover rate is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of the securities in the Fund's portfolio were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded
from the calculation.     For the fiscal years ended
December 31, 1994 and 1995, the Fund's portfolio turnover rate was 52% and 57%, respectively.

Future portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of the Fund's shares as well as by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover rates will largely depend on the level of purchases and redemptions of Fund shares. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions. In addition, to the extent that the Fund realizes short-term gains as the result of more portfolio transactions, such gains would be taxable to shareholders at ordinary income tax rates.

Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by SBMFM, subject to the overall supervision and review of the Fund's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of SBMFM.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers
include a dealer's mark-up or mark-down.     For the fiscal
years ended December 31, 1995, 1994 and 1993, the Fund paid total brokerage commissions of $3,736,847, $3,433,551 and $3,034,151, respectively.

In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. SBMFM, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. SBMFM receives research, statistical and quotation services from several broker-dealers with which it places the Fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which SBMFM exercises investment discretion. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. SBMFM's fee under the Advisory Agreement is not reduced by reason of its receiving such brokerage and research services. The Fund's Board of Directors, in its discretion, may authorize SBMFM to cause the Fund to pay a broker that provides brokerage and research services to SBMFM a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17(e) thereunder, the Fund's Board of Directors has determined that any portfolio transaction for the Fund may be executed through Smith Barney or an affiliate of Smith Barney if, in SBMFM's judgment, the use of Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Smith Barney or the affiliate charges the Fund a commission rate consistent with those charged by Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under rules recently adopted by the SEC, Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided:
(a) the Board of Directors has expressly authorized Smith Barney to effect such transactions; and (b) Smith Barney annually advises the Fund of the aggregate compensation it
earned on such transactions.     For the fiscal year ended
December 31, 1995, the Fund paid $637,506 in brokerage commissions to Smith Barney, or 17% of the total brokerage commissions paid. Smith Barney secured 14% of the aggregate dollar amount of transactions involving commissions during the 1995 fiscal year. For the 1995, 1994 and 1993 fiscal years, the Fund paid $637,506, $487,203 and $579,597, respectively, in brokerage commissions to Smith Barney and/or Shearson Lehman Brothers, the Fund's distributor prior to Smith Barney.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by SBMFM, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by SBMFM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SBMFM to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

PURCHASE OF SHARES

Volume Discounts

The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501 (c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the combined right of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Price

The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A, Class Y and Class Z share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares, and of Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this Statement of Additional Information.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency, as determined by the SEC, exists so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distributions in Kind

If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commenced.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. Withdrawal Plans should be set up with a Smith Barney Financial Consultant. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith
Barney Financial Consultant.

DISTRIBUTOR

Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a written agreement (the "Distribution Agreement") which was most recently approved by the Fund's Board of Directors on July 19, 1995. For the fiscal years ended December 31, 1995, 1994 and 1993, Smith Barney and/or its predecessor, Shearson Lehman Brothers, received approximately $1.7 million $1.4 million and $3.1 million respectively, in sales charges for the sale of Class A shares and did not reallow any portion thereof to dealers. For the fiscal years ended December 31, 1995, 1994 and 1993, Smith Barney or Shearson Lehman Brothers received approximately $1,912,000, $2,313,000 and $1,794,000, respectively, representing CDSC on redemptions of the Fund's Class B shares. For the fiscal years ended December 31, 1995, and 1994, Smith Barney received approximately $4000 and $1, respectively, representing CDSC on redemptions of the Fund's Class C shares.

When payment is made by the investor, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Fund's Board of Directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

For the fiscal year ended December 31, 1995, Smith Barney incurred distribution expenses totaling approximately $14,769,000, consisting of approximately $807,000 for advertising, $112,000 for printing and mailing of Prospectuses, $6,213,000 for support services, $7,487,000 to Smith Barney Financial Consultants, and $150,000 in accruals for interest on the excess of Smith Barney expenses incurred in distribution of the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

Distributions Arrangements

To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the Fund pays Smith Barney a distribution fee with respect to the Class B and Class C shares primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class C distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

The following service and distribution fees were incurred during the periods indicated:

     SERVICE FEES
     Fiscal YearEnded 12/31/95     Fiscal YearEnded 12/31/94
Fiscal YearEnded 12/31/93     For PeriodFrom 2/4/93Through
12/31/93*
Class A                   $4,551,117         $3,818,714
$4,143,053     -
Class B                     2,192,717   2,832,127 3,054,126
-
Class C                          21,953 9,200     -
$1,600

     DISTRIBUTION FEES
     Fiscal YearEnded 12/31/95     Fiscal YearEnded 12/31/94
Fiscal YearEnded 12/31/93     For PeriodFrom 2/4/93Through
12/31/93*
Class B                   $6,578,149    $8,496,382
$9,162,378     -
Class C                          65,858 27,602    -
$4,800

* The Fund commenced selling Class C shares on February 4,
1993.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Fund's Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a Class of the Fund at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of the Class. Pursuant to the Plan, Smith Barney will provide the Fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any Smith Barney Mutual Fund may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

     A. Class A shares of any fund purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied. Class A shares of any fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge differential will be applied.

     B. Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied.

     C. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

Dealers other than Smith Barney must notify the Transfer Agent of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph B above.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Fund may quote total return of a Class in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment
Technologies, Inc., Changing Times, Forbes, Fortune,
Institutional Investor, Investors Daily, Money, Morningstar
Mutual Fund Values, The New York Times, USA Today and The
Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                    P(1 + T)n = ERV
     Where     P    =    a hypothetical initial payment of
$1,000
          T    =    average annual total return
          n    =    number of years
          ERV  =    Ending Redeemable Value of a
hypothetical $1,000 investment
                    made at the beginning of a 1-, 5- or 10-
year period at the end
                    of the 1-, 5- or 10-year period (or
fractional portion thereof),
                    assuming reinvestment of all dividends
and distributions.

Class A's average annual total return was as follows for the periods indicated:

22.84% for the one-year period beginning on January 1, 1995
through December 31, 1995
12.19% per annum during the five-year period beginning on January 1, 1991 through December 31, 1995
12.82% per annum during the ten-year period beginning on January 1, 1986 through December 31, 1995

The average annual total return figures assume that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had not been deducted, Class A's average annual total return for those same periods would have been 29.26%, 13.35% and 13.40%, respectively.

Class B's average annual total return was as follows for the periods indicated:

23.29% for the one-year period beginning on January 1, 1995
through December 31, 1995
10.79% for the period from inception (November 6, 1992)
through December 31, 1995

The average annual total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had not been deducted, Class B's average annual total return for those same periods would have been 28.29% and 11.30%, respectively.

Class C's (formerly Class D's) average annual total return was as follows for the periods indicated:

27.29% for the one-year period beginning on January 1, 1995
through December 31,1995
9.93% for the period from inception (February 4, 1993)
through December 31,1995

The average annual total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had not been deducted, Class C's average annual total return for those same periods would have been 28.29% and 9.93%, respectively.

Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

ERV - P
  P


     Where:    P    =    a hypothetical initial payment of
$10,000
          ERV  =    Ending Redeemable Value of a
hypothetical $10,000 investment
                    made at the beginning of a 1-, 5- or 10-
year period at the end
                    of the 1-, 5- or 10-year period (or
fractional portion thereof),
                    assuming reinvestment of all dividends
and distributions.

Class A's aggregate total return was as follows for the periods indicated:

22.84% for the one-year period beginning on January 1, 1995
through December 31, 1995
77.71% for the five-year period beginning on January 1, 1991 through December 31, 1995
233.76% for the ten-year period beginning on January 1, 1986 through December 31, 1995

These aggregate total return figures assume the maximum
5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had not been deducted, Class A's aggregate total return for those same periods would have been 29.26%, 87.13% and 251.52%, respectively.

Class B's aggregate total return was as follows for the periods indicated:

23.29% for the one-year period beginning on January 19, 1995 through December 31, 1995
38.10% for the period from inception (November 6, 1992) through December 31, 1995.

These aggregate total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum applicable CDSC had not been deducted, Class B's aggregate total return for those same periods would have been 28.29% and 40.10%, respectively.

Class C's aggregate total return was as follows for the periods indicated:

27.29% for the one-year period beginning on January 1, 1995
through December 31, 1995
31.65% for the period from inception (February 4, 1993)
through December 31, 1995

These aggregate total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had not been deducted, Class C's aggregate total return for those same periods would have been 28.29% and 31.65%, respectively.

Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio, operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

TAXES

The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. To so qualify, the Fund must, among other things, derive less than 30% of its gross income in each taxable year from the sale or disposition of stocks, securities, and certain financial instruments held for less than three months. This requirement may limit the extent to which the Fund is able to sell stocks, securities or financial instruments held for less than three months. If the Fund (a) qualifies as a regulated investment company and (b) distributes to its shareholders at least 90% of its net investment income (including, for this purpose, its net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders.

Gains or losses on the sales of stock or securities by the Fund generally will be long-term capital gains or losses if the Fund has held the stock or securities for more than one year. Gains or losses on sales of stock or securities held for not more than one year generally will be short-term capital gains or losses.

Any net long-term capital gains realized by the Fund will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

The portion of the dividends received from the Fund that qualifies for the dividends-received deduction for corporations will be reduced to the extent that the Fund holds dividend-paying stock for less than 46 days (91 for certain preferred stocks). The Fund's holding period will not include any period during which the Fund has reduced its risk of loss from holding the stock by purchasing an option to sell or entering into a short sale of substantially identical stock or securities convertible into the stock. The holding period for stock may also be reduced if the Fund diminishes its risk of loss by holding one or more other positions with respect to substantially similar or related properties. Dividends-received deductions will be allowed only with respect to shares that a corporate shareholder has held for at least 46 days within the meaning of the same holding period rules applicable to the Fund.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends shall be included in the Fund's gross income as of the later of (a) the date that such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared but unpaid, dividends) or (b) the date that the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.

If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (that is exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, it will he added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails fully to report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.
ADDITIONAL INFORMATION

The Fund was incorporated on September 2, 1969 under the name The Shearson Appreciation Fund, Inc. On October 28,
1987, November 5, 1995, July 30, 1993 and October 14, 1994,
the Fund changed its name to Shearson Lehman Appreciation
Fund Inc., Shearson Lehman Brothers Appreciation Fund Inc.,
Smith Barney Shearson Appreciation Fund Inc. and Smith
Barney Appreciation Fund Inc., respectively.

PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the Fund. Under its agreement with the Fund, PNC holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

First Data Investor Services Group, Inc.,     located at
Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

The Fund's Annual Report for the fiscal year ended December
31,    1995     is incorporated herein by reference in its
entirety.

     Smith Barney
     Appreciation
     Fund Inc.





Statement of

Additional Information













March 1,    1996

















Smith Barney
Appreciation Fund Inc.
388 Greenwich Street
New York, New York 10013





              SMITH BARNEY APPRECIATION FUND INC.

                             PART C

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

         Included in Part A:

                Financial Highlights are incorporated by reference to Part A filed herewith.

         Included in Part B:

               The Registrant's Annual Report for the year ended December 31, 1995 and the Report of Independent Accountants are incorporated by reference to the Definitive 30b-1 filed on
               March  1,  1996  as  Accession  #   91155-96-
               000098.

         Included in Part C:

               Consent of Independent Accountants is filed herein.

(b) Exhibits

Exhibit No.   Description of Exhibits

               All references are to the Registrant's Registration Statement on Form N-8B-1 (the "Registration Statement") as filed with the SEC on September 9, 1969 and Form N-1A File No. 2-34576 and 811-1940.

(1)(a) Registrant's Articles of Incorporation, Articles of Amendment and Articles Supplementary dated August 25, 1969, May 9, 1983, August 26, 1987, July 20, 1989, November 2, 1992, and July
         30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 34 filed on December 29, 1993 ("Post-Effective Amendment No. 34").

(b) Registrant's Articles of Amendment dated October 14, 1994, Form of Articles Supplementary dated November 7, 1994 and Form of Articles of Amendment dated November 7, 1993 are incorporated by reference to Post-Effective Amendment No. 37 filed on November 7, 1994 ("Post-Effective Amendment No. 37").

(2)(a)         Registrant's  By-Laws  are  incorporated   by
         reference to the Registration Statement.

(b)            Amendment   to   Registrant's   By-Laws   are
         incorporated   by   reference   to   Post-Effective
         Amendment No. 24 filed on February 29, 1988.

(c)            Amendment   to  Registrant's  By-Laws   dated
         January   24,  1987  and  October  21,   1987   are
         incorporated   by   reference   to   Post-Effective
         Amendment No. 26.

(d)       Amendment to Registrant's By-Laws dated  July  20,
1994 are filed herein.

(3)      Not Applicable.

(4)(a)        Registrant's  form  of  stock  certificate  is
         incorporated   by   reference   to   Post-Effective
         Amendment No. 31 filed on November 6, 1992  ("Post-
         Effective Amendment No. 31").

(5) Investment Advisory Agreement between the Registrant and Smith Barney Shearson Asset
         Management, dated July 30, 1993, is incorporated by reference to Post-Effective Amendment No. 34.

(6)(a)        Distribution Agreement between the  Registrant
         and  Smith  Barney Shearson Inc.,  dated  July  30,
         1993,   is  incorporated  by  reference  to   Post-
         Effective Amendment No. 34.

(b) Form of Distribution Agreement between the Registrant and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 39 filed on July 3, 1995 ("Post-Effective Amendment No. 39").

(7)          Not Applicable.

(8)            Form  of  Custodian  Agreement  between   the
         Registrant  and  PNC Bank, National Association  is
         incorporated   by   reference   to   Post-Effective
         Amendment No. 39.

(9)(a) Administration Agreement between the Registrant and Smith, Barney Advisers, Inc. dated April 20, 1994, is incorporated by reference to Post-Effective Amendment No. 35 filed on July 1, 1994 ("Post-Effective Amendment No. 35").

(b) Transfer Agency Agreement between the Registrant and The Shareholder Services Group, Inc., dated April 20, 1993, is incorporated by reference to Post-Effective Amendment No. 35.

(d)           Form  of Sub-Transfer Agency Agreement between
         the  Registrant  and  PFS Shareholder  Services  is
         incorporated   by   reference   to   Post-Effective
         Amendment No. 39.

(10) Opinion of Counsel regarding legality of shares being registered is incorporated by reference to Post-Effective Amendment No. 38 filed on February 28, 1995 ("Post-Effective Amendment No. 38").

(11) Consent of KPMG Peat Marwick LLP is filed herein.

(12)          Not Applicable.

(13)          Not Applicable.

(14)          Not Applicable.

(15) Amended Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Smith Barney Inc., dated November 7, 1994, is incorporated by reference to Post-Effective Amendment No. 37.

(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 26..

(17)          A Financial Data Schedule is filed herein.

(18) Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 40 filed on December
         22, 1995.




Item  25. Persons Controlled by or under Common Control with
Registrant

         None

Item 26. Number of Holders of Securities

              (1)                      (2)
                                  Number of Record Holders
          Title  of  Class                 by  Class  as  of
February 16, 1996

         Common stock, par             Class A   163,438
           value   $.001  per  share               Class   B
96,940
                                  Class C      1,503
                                  Class Y            3
                                  Class Z           18

Item 27. Indemnification

          Response to this item is incorporated by reference to Post-Effective Amendment No. 38.


Item  28(a).   Business and Other Connections of  Investment
Adviser


Investment Adviser - - Smith Barney Mutual Funds Management
Inc., formerly known as Smith, Barney Advisers, Inc.
("SBMFM")

SBMFM, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of the officer and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Prior to the close of business on November 7, 1994, Greenwich Street Advisors served as investment adviser.
Greenwich Street Advisors, through its predecessors, has been in the investment counseling business since 1934 and was a division of Mutual Management Corp. ("MMC"). MMC was incorporated in 1978 and is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers. The list required by this Item 28 of officers and directors of MMC and Greenwich Street Advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MMC on behalf of Greenwich Street Advisors pursuant to the Advisers Act (SEC File No. 801-14437).



Item 29. Principal Underwriters


(a) Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Principal Return Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Telecommunications Trust, Smith Barney Arizona Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., The USA High Yield Fund N.V., Garzarelli Sector Analysis Portfolio N.V., Smith Barney Fundamental Value Fund Inc., Smith Barney Series Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Trust, Smith Barney
     Adjustable Rate Government Income Fund, Smith Barney Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Tax-Free Money Fund, Inc., Smith Barney Variable Account Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund, N.V., Worldwide Securities Limited, (Bermuda), Smith Barney International Fund (Luxembourg), Smith Barney Institutional Cash Management Fund Inc., Smith Barney Concert Series Inc. and various series of unit investment trusts.


     Smith Barney is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney
     Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).


(b) PFS Distributors ("PFS") currently acts as distributor for: Common Sense Growth; Common Sense Growth/Income; Common Sense Government; Common Sense Money Market; Common Sense Municipal Bond; CSII Aggressive Opportunity - A; CSII Aggressive Opportunity - B; CSII Growth - A; CSII Growth - B; CSII Growth/Income - A; CSII Growth/Income - B; CSII Government - A; CSII Government - B; CSII Emerging Growth - A; CSII Emerging Growth - B; CSII International Equity - A; CSII International Equity - B; Smith Barney Concert Series Inc; Smith Barney Money Funds, Inc. - Cash Portfolio; Smith Barney Exchange Reserve Fund; Smith Barney Growth Opportunity Fund; and Smith Barney Investment Grade Bond Fund.

     On May 8, 1995, PFS changed its name from Common Sense Distributors to PFS Distributors, its current name. The information required by this Item 29 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of FORM BD, filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

Item 30. Location of Accounts and Records

    (1)  Smith Barney Appreciation Fund Inc.
         388 Greenwich Street
         New York, New York 10013


    (2)  Smith Barney Mutual Funds Management Inc.
         388 Greenwich Street
         New York, New York 10013

    (3)  PNC Bank, National Association
         17th & Chestnut Streets
         Philadelphia, PA 19103

    (4)  First Data Investor Services Group, Inc.
         One Boston Place
         Boston, Massachusetts 02109


Item 31. Management Services

         None


Item 32. Undertakings

         None

Rule 485(b) Certification

         The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule
485(b) under the Securities Act of 1933, as amended.


                           SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY APPRECIATION FUND INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the

    20th day of February, 1996    .

                             SMITH BARNEY APPRECIATION FUND
INC.



                             By: /s/ Heath B. McLendon
                                    Heath B. McLendon,
                                    Chief Executive Officer



    Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration
Statement and the above Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated.

Signature               Title                         Date

/s/ Heath B. McLendon        Director, Chairman of the Board       2/20/96
Heath B. McLendon

/s/ Lewis E. Daidone              Senior Vice President and
   2/20/96
Lewis E. Daidone        Treasurer (Chief Financial
                   and Accounting Officer)

/s/ Alfred J. Bianchetti          Director                         2/20/96
Alfred J. Bianchetti

/s/ Herbert Barg                  Director                         2/20/96
Herbert Barg

/s/ Martin Brody                  Director                         2/20/96
Martin Brody


Signature               Title                         Date

/s/ Burt N. Dorsett               Director                         2/20/96
Burt N. Dorsett

/s/ Dwight B. Crane               Director                         2/20/96
Dwight B. Crane


/s/ Elliott S. Jaffe              Director                         2/20/96
Elliott S. Jaffe

/s/ Stephen E. Kaufman       Director
   2/20/96
Stephen E. Kaufman

/s/ Joseph J. McCann              Director                         2/20/96
Joseph J. McCann


/s/ Cornelius C. Rose, Jr.        Director                         2/20/96
Cornelius C. Rose